UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
12/31/13 (Unaudited)

COMMON STOCKS (60.9%)(a)
			Shares	Value

Banking (5.1%)

Access National Corp.			8,765	$131,037

Associated Banc-Corp.			130,900	2,277,660

Australia & New Zealand Banking Group, Ltd. (Australia)			46,736	1,345,434

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			88,544	1,097,094

Banco Espirito Santo SA (Portugal)(NON)			219,696	314,300

Banco Latinoamericano de Exportaciones SA Class E (Panama)			19,508	546,614

Banco Santander Central Hispano SA (Spain)			137,105	1,237,208

Bangkok Bank PCL NVDR (Thailand)			101,700	552,609

Bank Mandiri (Persero) Tbk PT (Indonesia)			576,000	373,946

Bank Millennium SA (Poland)(NON)			136,536	326,237

Bank of Ireland (Ireland)(NON)			292,925	101,938

Bank of Kentucky Financial Corp.			5,206	192,101

Bank of Yokohama, Ltd. (The) (Japan)			150,000	837,528

Barclays PLC (United Kingdom)			320,710	1,451,082

BNP Paribas SA (France)			17,054	1,335,374

BofI Holding, Inc.(NON)			7,511	589,088

Cardinal Financial Corp.			16,877	303,786

China Construction Bank Corp. (China)			988,000	750,290

Citizens & Northern Corp.			10,909	225,053

City National Corp.			32,492	2,574,016

Commerzbank AG (Germany)(NON)			14,914	240,355

Commonwealth Bank of Australia (Australia)			38,357	2,672,620

Credicorp, Ltd. (Peru)			7,478	992,555

Credit Agricole SA (France)(NON)			93,751	1,205,033

Credit Suisse Group AG (Switzerland)			19,481	598,103

DBS Group Holdings, Ltd. (Singapore)			65,000	883,473

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			162,971	238,424

Eagle Bancorp, Inc.			8,687	266,083

East West Bancorp, Inc.			13,840	483,985

Erste Group Bank AG (Czech Republic)			23,039	806,007

Financial Institutions, Inc.			11,271	278,506

First Community Bancshares Inc.			10,641	177,705

First Niagara Financial Group, Inc.			234,100	2,486,142

FirstMerit Corp.			13,258	294,725

Flushing Financial Corp.			11,167	231,157

Grupo Financiero Banorte SAB de CV (Mexico)			186,291	1,303,245

Hang Seng Bank, Ltd. (Hong Kong)			58,500	950,457

Hanmi Financial Corp.			22,345	489,132

Heartland Financial USA, Inc.			7,557	217,566

Heritage Financial Group, Inc.(NON)			9,582	184,454

HSBC Holdings PLC (United Kingdom)			288,721	3,166,661

Industrial and Commercial Bank of China, Ltd. (China)			734,000	499,053

Itau Unibanco Holding SA ADR (Preference) (Brazil)			27,749	376,554

Jammu & Kashmir Bank, Ltd. (India)			20,213	472,911

Joyo Bank, Ltd. (The) (Japan)			150,000	767,525

JPMorgan Chase & Co.			312,077	18,250,263

KeyCorp			168,000	2,254,560

Lloyds Banking Group PLC (United Kingdom)(NON)			1,829,047	2,390,697

MainSource Financial Group, Inc.			16,778	302,507

National Australia Bank, Ltd. (Australia)			31,436	981,365

Natixis (France)			40,384	238,482

OFG Bancorp (Puerto Rico)			9,913	171,891

Pacific Premier Bancorp, Inc.(NON)			10,563	166,262

PacWest Bancorp			9,137	385,764

Peoples Bancorp, Inc.			10,408	234,284

Philippine National Bank (Philippines)(NON)			208,360	405,581

PNC Financial Services Group, Inc.			122,799	9,526,746

Popular, Inc. (Puerto Rico)(NON)			8,828	253,628

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)			33,974	444,923

Qatar National Bank SAQ (Qatar)(NON)			3,329	157,348

Republic Bancorp, Inc. Class A			6,767	166,062

Resona Holdings, Inc. (Japan)			280,500	1,430,707

Sberbank of Russia ADR (Russia)			108,535	1,370,710

Skandinaviska Enskilda Banken AB (Sweden)			78,926	1,044,183

SpareBank 1 SR-Bank ASA (Norway)(NON)			20,328	202,117

State Street Corp.			109,300	8,021,527

Sumitomo Mitsui Financial Group, Inc. (Japan)			39,500	2,039,840

Swedbank AB Class A (Sweden)			38,047	1,073,321

UniCredit SpA (Italy)			82,925	617,484

Wells Fargo & Co.			21,782	988,903

Westpac Banking Corp. (Australia)			35,093	1,019,138

				90,983,119
Basic materials (3.8%)

Akzo Nobel NV (Netherlands)			3,436	266,593

Amcor, Ltd. (Australia)			73,403	694,139

Archer Daniels-Midland Co.			249,600	10,832,640

Arkema (France)			1,855	217,272

Asahi Kasei Corp. (Japan)			174,000	1,363,786

Assa Abloy AB Class B (Sweden)			24,734	1,311,325

Axiall Corp.			1,991	94,453

BASF SE (Germany)			15,277	1,629,060

BHP Billiton PLC (United Kingdom)			30,779	954,322

BHP Billiton, Ltd. (Australia)			36,212	1,231,501

Buzzi Unicem SpA (Italy)			3,757	68,009

Cambrex Corp.(NON)			27,424	488,970

Cemex Latam Holdings SA (Colombia)(NON)			36,778	282,028

Cemex SAB de CV ADR (Mexico)			30,432	360,011

CF Industries Holdings, Inc.			10,251	2,388,893

Chemtura Corp.(NON)			28,064	783,547

China BlueChemical, Ltd. (China)			432,000	271,090

China Singyes Solar Technologies Holdings, Ltd. (China)			314,000	316,368

China State Construction International Holdings, Ltd. (China)			162,000	291,350

Cie de St-Gobain (France)			3,089	170,734

Domtar Corp. (Canada)			6,083	573,870

Dow Chemical Co. (The)			209,100	9,284,040

EMS-Chemie Holding AG (Switzerland)			1,812	645,710

Fortescue Metals Group, Ltd. (Australia)			28,942	151,029

Fortune Brands Home & Security, Inc.			46,637	2,131,311

Glencore Xstrata PLC (United Kingdom)			228,577	1,188,263

Holcim, Ltd. (Switzerland)			11,781	885,734

Horsehead Holding Corp.(NON)(S)			29,548	478,973

Innophos Holdings, Inc.			6,043	293,690

Innospec, Inc.			7,576	350,163

Johnson Matthey PLC (United Kingdom)			34,682	1,888,417

KapStone Paper and Packaging Corp.(NON)			2,924	163,335

Koninklijke Boskalis Westminster NV (Netherlands)			16,035	850,207

Koppers Holdings, Inc.			2,452	112,179

Kraton Performance Polymers, Inc.(NON)			8,091	186,498

L.B. Foster Co. Class A			6,044	285,821

Landec Corp.(NON)			18,156	220,051

LG Chemical, Ltd. (South Korea)			1,972	565,285

Louisiana-Pacific Corp.(NON)			3,414	63,193

LSB Industries, Inc.(NON)			13,156	539,659

LyondellBasell Industries NV Class A			73,817	5,926,029

Mexichem SAB de CV (Mexico)			73,195	304,407

Minerals Technologies, Inc.			3,312	198,952

Monsanto Co.			2,300	268,065

Mota-Engil SGPS SA (Portugal)			98,989	588,935

NN, Inc.			22,080	445,795

OM Group, Inc.(NON)			7,230	263,244

Orora, Ltd. (Australia)(NON)			73,403	76,028

Packaging Corp. of America			16,800	1,063,104

PPG Industries, Inc.			24,793	4,702,240

PTT Global Chemical PCL (Thailand)			174,800	420,243

Reliance Steel & Aluminum Co.			13,600	1,031,424

S&W Seed Co.(NON)			18,798	130,646

Solvay SA (Belgium)			1,400	221,596

Sumitomo Metal Mining Co., Ltd. (Japan)			54,000	708,055

Syngenta AG (Switzerland)			2,804	1,117,777

Total Bangun Persada Tbk PT (Indonesia)			4,408,000	182,190

Trex Co., Inc.(NON)			8,325	662,087

Tronox, Ltd. Class A			7,081	163,359

Ultrapar Participacoes SA (Brazil)			13,281	314,961

UPM-Kymmene OYJ (Finland)			54,382	920,072

Vale SA ADR (Brazil)			19,736	300,974

Vale SA ADR (Preference) (Brazil)			12,085	169,311

Veidekke ASA (Norway)			27,901	224,507

voestalpine AG (Austria)			26,443	1,280,559

W.R. Grace & Co.(NON)			1,466	144,943

Wendel SA (France)			7,075	1,031,489

Zep, Inc.			16,740	303,998

				68,038,509
Capital goods (3.8%)

ABB, Ltd. (Switzerland)			49,189	1,299,543

AGCO Corp.			28,800	1,704,672

Airbus Group NV (France)			31,040	2,392,498

Aisin Seiki Co., Ltd. (Japan)			29,800	1,212,649

Allegion PLC (Ireland)(NON)			32,733	1,446,471

Alliant Techsystems, Inc.			4,129	502,417

Altra Industrial Motion Corp.			16,153	552,756

Astronics Corp.(NON)			4,312	219,912

AZZ, Inc.			7,530	367,916

Ball Corp.			25,900	1,337,994

Canon, Inc. (Japan)			50	1,592

Chart Industries, Inc.(NON)			8,020	767,033

Chase Corp.			8,896	314,029

China Everbright International, Ltd. (China)			342,000	459,369

China Railway Group, Ltd. (China)			906,000	470,162

Coway Co., Ltd. (South Korea)			11,852	746,864

Cummins, Inc.			51,352	7,239,091

Daelim Industrial Co., Ltd. (South Korea)			6,948	620,439

Daikin Industries, Ltd. (Japan)			3,500	218,412

Delphi Automotive PLC (United Kingdom)			5,352	321,816

Douglas Dynamics, Inc.			14,293	240,408

DXP Enterprises, Inc.(NON)			3,052	351,590

Embraer SA ADR (Brazil)			10,828	348,445

Exelis, Inc.			58,900	1,122,634

Faurecia (France)(NON)(S)			7,041	268,798

Franklin Electric Co., Inc.			11,721	523,225

Generac Holdings, Inc.			9,440	534,682

Greenbrier Cos., Inc. (The)(NON)			20,071	659,132

HEICO Corp.			3,813	220,963

Hermes Microvision, Inc. (Taiwan)			12,745	415,165

Hitachi, Ltd. (Japan)			77,000	583,795

Hyster-Yale Materials Holdings, Inc.			3,309	308,266

Hyundai Mobis Co., Ltd. (South Korea)			2,435	677,946

IDEX Corp.			23,700	1,750,245

IHI Corp. (Japan)			208,000	899,385

II-VI, Inc.(NON)			26,532	466,963

IMI PLC (United Kingdom)			55,885	1,416,466

Ingersoll-Rand PLC			82,000	5,051,200

JGC Corp. (Japan)			30,000	1,178,318

Kadant, Inc.			9,119	369,502

Leggett & Platt, Inc.			48,400	1,497,496

Miller Industries, Inc.			11,004	205,005

Mine Safety Appliances Co.			3,727	190,860

MRC Global, Inc.(NON)			27,500	887,150

NACCO Industries, Inc. Class A			1,654	102,862

Northrop Grumman Corp.			60,200	6,899,522

Polypore International, Inc.(NON)(S)			2,297	89,353

Raytheon Co.			87,579	7,943,415

Rheinmetall AG (Germany)			4,435	273,666

Safran SA (France)			9,443	656,679

Schneider Electric SA (France)			3,915	343,625

Singapore Technologies Engineering, Ltd. (Singapore)			281,000	884,423

SMC Corp. (Japan)			2,200	555,716

Standard Motor Products, Inc.			15,613	574,558

Standex International Corp.			4,352	273,654

Stoneridge, Inc.(NON)			24,537	312,847

Tenneco, Inc.(NON)			4,031	228,034

THK Co., Ltd. (Japan)			33,900	847,166

TriMas Corp.(NON)			20,931	834,938

US Ecology, Inc.			4,100	152,479

Vinci SA (France)			22,101	1,456,322

WABCO Holdings, Inc.(NON)			17,300	1,615,993

WESCO International, Inc.(NON)			4,189	381,492

Zodiac Aerospace (France)			3,701	657,158

				67,447,176
Communication services (2.6%)

Arris Group, Inc.(NON)			4,976	121,240

Aruba Networks, Inc.(NON)			5,442	97,412

BroadSoft, Inc.(NON)			1,871	51,153

BT Group PLC (United Kingdom)			265,099	1,669,161

CalAmp Corp.(NON)			16,126	451,044

Comcast Corp. Class A			243,931	12,675,874

Deutsche Telekom AG (Germany)			67,902	1,161,341

EchoStar Corp. Class A(NON)			31,747	1,578,461

Frontier Communications Corp.			58,712	273,011

HSN, Inc.			4,153	258,732

IDT Corp. Class B			9,247	165,244

Inteliquent, Inc.			13,523	154,433

Iridium Communications, Inc.(NON)			23,858	149,351

Jazztel PLC (Spain)(NON)			18,210	195,287

Kcell JSC ADR (Kazakhstan)			18,014	308,095

KDDI Corp. (Japan)			2,600	160,354

Liberty Global PLC Ser. C (United Kingdom)(NON)			2,300	193,936

Loral Space & Communications, Inc.(NON)			4,380	354,692

Mobile Telesystems OJSC (Russia)(NON)			32,026	318,533

MTN Group, Ltd. (South Africa)			36,026	747,477

NTT DoCoMo, Inc. (Japan)			55,800	916,803

Numericable SAS (France)(NON)			12,096	439,308

Orange (France)			59,885	744,331

RingCentral, Inc. Class A(NON)			2,226	40,892

Ruckus Wireless, Inc.(NON)			14,082	199,964

ShoreTel, Inc.(NON)			15,104	140,165

T-Mobile US, Inc.(NON)			69,100	2,324,524

TDC A/S (Denmark)			44,577	432,482

Tele2 AB Class B (Sweden)			31,760	360,294

Telecity Group PLC (United Kingdom)			15,640	188,378

Telefonica SA (Spain)			56,794	927,139

Telenor ASA (Norway)			36,984	883,171

Telstra Corp., Ltd. (Australia)			263,484	1,235,399

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			57,144	302,560

Ubiquiti Networks, Inc.(NON)(S)			8,797	404,310

USA Mobility, Inc.			12,768	182,327

Verizon Communications, Inc.			265,415	13,042,493

Vodafone Group PLC (United Kingdom)			519,411	2,041,844

Ziggo NV (Netherlands)			15,334	701,774

				46,592,989
Conglomerates (1.1%)

AMETEK, Inc.			67,354	3,547,535

Danaher Corp.			113,254	8,743,209

Exor SpA (Italy)			14,495	577,879

General Electric Co.			122,056	3,421,230

Marubeni Corp. (Japan)			45,000	323,827

Mitsubishi Corp. (Japan)			27,400	525,883

Siemens AG (Germany)			22,593	3,086,970

				20,226,533
Consumer cyclicals (8.5%)

Adidas AG (Germany)			6,867	875,420

ADT Corp. (The)			61,041	2,470,329

Advance Auto Parts, Inc.			19,250	2,130,590

Alpine Electronics, Inc. (Japan)			18,600	261,086

American Eagle Outfitters, Inc.			77,900	1,121,760

ANN, Inc.(NON)			11,965	437,440

Ascena Retail Group, Inc.(NON)			10,276	217,440

Ascent Capital Group, Inc. Class A(NON)			1,299	111,142

Atresmedia Corporacion de Medios de Comunicacion, SA (Spain)(NON)			30,599	506,325

Babcock International Group PLC (United Kingdom)			46,302	1,039,273

Bally Technologies, Inc.(NON)			2,239	175,650

Bayerische Motoren Werke (BMW) AG (Germany)			8,612	1,009,961

Big Lots, Inc.(NON)			10,489	338,690

Blyth, Inc.			7,819	85,071

BR Malls Participacoes SA (Brazil)			32,978	238,328

Bridgestone Corp. (Japan)			5,300	200,925

Brown Shoe Co., Inc.			6,313	177,648

Brunswick Corp.			10,895	501,824

Buckle, Inc. (The)			3,707	194,840

Bureau Veritas SA (France)			26,885	787,592

Carmike Cinemas, Inc.(NON)			11,385	316,958

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)			552,500	355,011

CJ CGV Co., Ltd. (South Korea)			9,885	407,903

Coach, Inc.			59,108	3,317,732

Compagnie Financiere Richemont SA (Switzerland)			13,025	1,303,397

Compagnie Financiere Richemont SA ADR (Switzerland)			24,431	244,253

Compass Group PLC (United Kingdom)			93,801	1,503,989

Continental AG (Germany)			9,427	2,067,983

Cooper Tire & Rubber Co.			7,262	174,578

Corporate Executive Board Co. (The)			2,665	206,351

CP ALL PCL (Thailand)			332,600	425,113

Crocs, Inc.(NON)			5,743	91,429

CST Brands, Inc.			32,369	1,188,590

Ctrip.com International, Ltd. ADR (China)(NON)			8,901	441,668

Daimler AG (Registered Shares) (Germany)			8,861	767,015

Deckers Outdoor Corp.(NON)			2,438	205,913

Deluxe Corp.			15,236	795,167

Demand Media, Inc.(NON)			15,287	88,206

Denso Corp. (Japan)			14,100	745,509

Destination Maternity Corp.			17,369	518,986

Expedia, Inc.			29,598	2,061,797

Experian PLC (United Kingdom)			55,309	1,020,794

Five Below, Inc.(NON)			1,898	81,994

Fuji Heavy Industries, Ltd. (Japan)			60,800	1,746,535

G&K Services, Inc. Class A			2,573	160,118

GameStop Corp. Class A			8,567	422,010

Gannett Co., Inc.			66,976	1,981,150

Gap, Inc. (The)			63,500	2,481,580

Genesco, Inc.(NON)			4,311	314,962

Global Cash Access Holdings, Inc.(NON)			20,529	205,085

Global Mediacom Tbk PT (Indonesia)			4,365,500	682,402

GOME Electrical Appliances Holding, Ltd. (China)			799,000	148,077

Graham Holdings Co. Class B(NON)			1,900	1,260,308

Grana y Montero SA ADR (Peru)(NON)			10,818	229,666

Grand Korea Leisure Co., Ltd. (South Korea)			12,730	487,755

Green Dot Corp. Class A(NON)			9,252	232,688

GS Home Shopping, Inc. (South Korea)			1,479	430,861

Guangzhou Automobile Group Co., Ltd. (China)			96,000	106,059

Hana Tour Service, Inc. (South Korea)			6,856	420,945

Hanesbrands, Inc.			26,500	1,862,155

Harbinger Group, Inc.(NON)			44,560	528,036

Hino Motors, Ltd. (Japan)			69,000	1,087,448

Home Depot, Inc. (The)			146,481	12,061,246

Hyundai Motor Co. (South Korea)			1,435	325,108

ITV PLC (United Kingdom)			390,503	1,255,227

Jin Co., Ltd. (Japan)(S)			8,000	338,870

KAR Auction Services, Inc.			26,436	781,184

Kia Motors Corp. (South Korea)			10,828	579,148

Kimberly-Clark Corp.			115,300	12,044,238

Kingfisher PLC (United Kingdom)			42,520	271,824

La-Z-Boy, Inc.			6,464	200,384

Liberty Media Corp. Class A(NON)			21,400	3,134,030

LifeLock, Inc.(NON)			6,823	111,965

LIN Media, LLC Class A(NON)			11,538	331,256

LIXIL Group Corp. (Japan)			15,200	417,431

Lowe's Cos., Inc.			190,527	9,440,613

Lumber Liquidators Holdings, Inc.(NON)			1,607	165,344

Luxottica Group SpA (Italy)			5,219	280,316

Macy's, Inc.			75,703	4,042,540

Marcus Corp.			19,794	266,031

Matahari Department Store Tbk PT (Indonesia)(NON)			470,500	426,438

MAXIMUS, Inc.			3,651	160,607

McGraw-Hill Cos., Inc. (The)			82,097	6,419,985

Men's Wearhouse, Inc. (The)			3,714	189,711

MGM China Holdings, Ltd. (Hong Kong)			212,000	909,326

Moncler SpA (Italy)(NON)			5,867	127,525

Namco Bandai Holdings, Inc. (Japan)			37,200	826,395

Naspers, Ltd. Class N (South Africa)			6,995	731,392

Navistar International Corp.(NON)			7,068	269,927

Next PLC (United Kingdom)			21,327	1,925,210

Nintendo Co., Ltd. (Japan)			1,400	187,204

Nissan Motor Co., Ltd. (Japan)			79,800	671,788

Panasonic Corp. (Japan)			87,000	1,014,195

Penn National Gaming, Inc.(NON)			31,588	452,656

Perry Ellis International, Inc.(NON)			15,526	245,156

PetSmart, Inc.			26,720	1,943,880

Pier 1 Imports, Inc.			4,982	114,985

Pitney Bowes, Inc.			72,952	1,699,782

Prada SpA (Italy)			18,400	164,065

Priceline.com, Inc.(NON)			8,161	9,486,346

Puregold Price Club, Inc. (Philippines)			577,500	494,930

Randstad Holding NV (Netherlands)			6,061	393,544

Renault SA (France)			9,798	791,066

Ryland Group, Inc. (The)			12,519	543,450

Scripps Networks Interactive Class A			27,700	2,393,557

Sears Hometown and Outlet Stores, Inc.(NON)			6,415	163,583

Sega Sammy Holdings, Inc. (Japan)			17,100	436,101

Select Comfort Corp.(NON)			12,890	271,850

Serco Group PLC (United Kingdom)			15,641	129,260

Sinclair Broadcast Group, Inc. Class A			21,771	777,878

SJM Holdings, Ltd. (Hong Kong)			326,000	1,103,778

SodaStream International, Ltd. (Israel)(NON)			1,803	89,501

Sonic Automotive, Inc. Class A			37,945	928,894

Sports Direct International PLC (United Kingdom)(NON)			22,621	268,637

Steven Madden, Ltd.(NON)			2,997	109,660

Sun TV Network, Ltd. (India)			75,548	465,518

Suzuki Motor Corp. (Japan)			27,700	746,112

Swatch Group AG (The) (Switzerland)			1,344	891,795

Tata Motors, Ltd. (India)			71,768	437,376

Thomas Cook Group PLC (United Kingdom)(NON)			101,295	280,613

Tile Shop Holdings, Inc.(NON)(S)			14,091	254,624

TiVo, Inc.(NON)			11,956	156,863

Town Sports International Holdings, Inc.			16,403	242,108

Toyota Motor Corp. (Japan)			39,400	2,397,587

Trump Entertainment Resorts, Inc.(NON)			163	326

TUI Travel PLC (United Kingdom)			95,676	655,023

Vail Resorts, Inc.			2,996	225,389

Valeo SA (France)			1,630	180,596

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			16,694	227,846

ValueClick, Inc.(NON)			12,361	288,877

Viacom, Inc. Class B			86,500	7,554,910

VOXX International Corp.(NON)			29,323	489,694

Woolworths Holdings, Ltd. (South Africa)			45,551	325,054

World Fuel Services Corp.			11,296	487,535

WPP PLC (United Kingdom)			44,855	1,029,328

Wyndham Worldwide Corp.			32,147	2,368,912

Wynn Resorts, Ltd.			17,246	3,349,346

				151,963,959
Consumer finance (0.6%)

Credit Saison Co., Ltd. (Japan)			22,900	603,984

DFC Global Corp.(NON)			17,850	204,383

Discover Financial Services			130,800	7,318,260

Encore Capital Group, Inc.(NON)			11,564	581,207

Housing Development Finance Corp., Ltd. (HDFC) (India)			74,058	958,017

Nelnet, Inc. Class A			10,138	427,215

Ocwen Financial Corp.(NON)			6,011	333,310

PHH Corp.(NON)			9,081	221,122

Portfolio Recovery Associates, Inc.(NON)			11,082	585,573

Visa, Inc. Class A			700	155,876

Walter Investment Management Corp.(NON)			4,149	146,709

				11,535,656
Consumer staples (4.6%)

AFC Enterprises(NON)			7,259	279,472

Ajinomoto Co., Inc. (Japan)			20,000	289,811

Alsea SAB de CV (Mexico)			142,025	443,811

AMBEV SA ADR (Brazil)			91,220	670,467

Angie's List, Inc.(NON)			1,953	29,588

Anheuser-Busch InBev NV (Belgium)			17,473	1,863,041

Associated British Foods PLC (United Kingdom)			12,907	522,879

Barrett Business Services, Inc.			4,334	401,935

Barry Callebaut AG (Switzerland)			127	159,325

Beacon Roofing Supply, Inc.(NON)			5,257	211,752

Bigfoot GmbH (acquired 8/2/13, cost $43,964) (Private) (Brazil)(F)(RES)(NON)			2	34,146

Blue Nile, Inc.(NON)			3,975	187,183

Boulder Brands, Inc.(NON)			5,053	80,141

Bright Horizons Family Solutions, Inc.(NON)			7,403	271,986

British American Tobacco (BAT) PLC (United Kingdom)			36,841	1,976,668

Britvic PLC (United Kingdom)			11,509	132,267

Calbee, Inc. (Japan)			41,600	1,012,133

Carrefour SA (France)			28,341	1,123,870

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			72,000	4,643

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			13,044	582,675

Coca-Cola Enterprises, Inc.			5,100	225,063

Colgate-Palmolive Co.			267,800	17,463,238

Core-Mark Holding Co., Inc.			4,568	346,848

CVS Caremark Corp.			273,638	19,584,272

Diageo PLC (United Kingdom)			27,409	905,353

Distribuidora Internacional de Alimentacion SA (Spain)			80,247	717,896

Estacio Participacoes SA (Brazil)			37,500	324,415

Fomento Economico Mexicano SAB de CV ADR (Mexico)			4,514	441,785

Geo Group, Inc. (The)(R)			7,501	241,682

Grand Canyon Education, Inc.(NON)			2,872	125,219

Hain Celestial Group, Inc. (The)(NON)			1,409	127,909

Heineken Holding NV (Netherlands)			14,024	889,366

Henkel AG & Co. KGaA (Preference) (Germany)			3,288	381,444

ITOCHU Corp. (Japan)			10,700	132,428

ITT Educational Services, Inc.(NON)			34,396	1,155,018

Japan Tobacco, Inc. (Japan)			62,000	2,017,300

Jeronimo Martins SGPS SA (Portugal)			14,402	281,799

Kao Corp. (Japan)			15,400	485,024

Kerry Group PLC Class A (Ireland)			8,591	596,965

Kforce, Inc.			18,285	374,111

Koninklijke Ahold NV (Netherlands)			45,970	825,409

L'Oreal SA (France)			9,467	1,667,136

Liberty Interactive Corp. Class A(NON)			112,600	3,304,810

Lindt & Spruengli AG (Switzerland)			308	1,388,295

Magnit OJSC (Russia)			3,111	869,204

ManpowerGroup, Inc.			22,700	1,949,022

MEIJI Holdings Co., Ltd. (Japan)			15,200	978,420

Molson Coors Brewing Co. Class B			20,034	1,124,909

MWI Veterinary Supply, Inc.(NON)			2,239	381,951

Nestle SA (Switzerland)			50,862	3,733,675

New Oriental Education & Technology Group, Inc. ADR (China)			16,218	510,867

On Assignment, Inc.(NON)			13,346	466,042

OpenTable, Inc.(NON)			2,203	174,852

Papa John's International, Inc.			9,128	414,411

Philip Morris International, Inc.			1,400	121,982

Pool Corp.			2,834	164,769

Procter & Gamble Co. (The)			18,668	1,519,762

Reckitt Benckiser Group PLC (United Kingdom)			9,661	769,177

RetailMeNot, Inc.(NON)			9,942	286,230

Ruby Tuesday, Inc.(NON)			43,714	302,938

SABMiller PLC (United Kingdom)			13,402	690,180

Seven & I Holdings Co., Ltd. (Japan)			3,400	135,405

Shoprite Holdings, Ltd. (South Africa)			14,675	230,964

Shutterfly, Inc.(NON)			2,024	103,082

Spartan Stores, Inc.			9,011	218,787

Suedzucker AG (Germany)			22,035	594,799

TrueBlue, Inc.(NON)			36,574	942,878

Unilever PLC (United Kingdom)			16,516	677,458

United Natural Foods, Inc.(NON)			2,789	210,263

USANA Health Sciences, Inc.(NON)			2,220	167,788

WM Morrison Supermarkets PLC (United Kingdom)			16,466	71,311

Wolseley PLC (United Kingdom)			5,084	288,716

Woolworths, Ltd. (Australia)			16,521	499,478

Zalando AG (acquired 9/30/13, cost $89,678) (Private) (Germany)(F)(RES)(NON)			2	77,516

zulily, Inc. Class A(NON)			1,664	68,940

				83,026,354
Energy (5.1%)

Alpha Natural Resources, Inc.(NON)			103,035	735,670

AMEC PLC (United Kingdom)			56,594	1,022,021

Baker Hughes, Inc.			64,800	3,580,848

BG Group PLC (United Kingdom)			61,222	1,319,350

BP PLC (United Kingdom)			298,090	2,414,757

Cabot Oil & Gas Corp.			67,500	2,616,300

Callon Petroleum Co.(NON)			54,902	358,510

Canadian Natural Resources, Ltd. (Canada)			9,000	304,505

Chevron Corp.			15,037	1,878,272

CNOOC, Ltd. (China)			459,000	858,595

Coal India, Ltd. (India)			60,204	283,343

ConocoPhillips			143,423	10,132,835

Delek US Holdings, Inc.			18,643	641,506

Dril-Quip, Inc.(NON)			9,200	1,011,356

EPL Oil & Gas, Inc.(NON)			15,245	434,483

Exxon Mobil Corp.			90,035	9,111,542

Ezion Holdings, Ltd. (Singapore)			506,800	894,372

FutureFuel Corp.			29,378	464,172

Gazprom Neft OAO ADR (Russia)			12,333	278,849

Genel Energy PLC (United Kingdom)(NON)			14,054	250,767

Gulfport Energy Corp.(NON)			3,509	221,593

Halliburton Co.			3,200	162,400

Helix Energy Solutions Group, Inc.(NON)			8,279	191,907

Key Energy Services, Inc.(NON)			41,521	328,016

Kodiak Oil & Gas Corp.(NON)			21,771	244,053

Lukoil OAO ADR (Russia)			17,357	1,084,867

Occidental Petroleum Corp.			104,353	9,923,970

Oceaneering International, Inc.			19,564	1,543,208

Oil States International, Inc.(NON)			11,700	1,190,124

Pacific Rubiales Energy Corp. (Colombia)			22,353	385,930

PBF Energy, Inc.			19,400	610,324

Petrofac, Ltd. (United Kingdom)			6,332	128,503

Petroleo Brasileiro SA ADR (Preference) (Brazil)			24,538	360,463

Phillips 66			85,862	6,622,536

Repsol SA (Rights) (Spain)(NON)			27,675	18,884

Repsol YPF SA (Spain)			27,675	699,242

Rosetta Resources, Inc.(NON)			4,065	195,283

Royal Dutch Shell PLC Class A (United Kingdom)			55,725	2,001,326

Royal Dutch Shell PLC Class A (United Kingdom)			27,894	994,240

Royal Dutch Shell PLC Class B (United Kingdom)			44,081	1,658,882

Schlumberger, Ltd.			128,537	11,582,469

SPT Energy Group, Inc. (China)			560,000	333,232

Statoil ASA (Norway)			44,491	1,080,681

Stone Energy Corp.(NON)			10,305	356,450

Suncor Energy, Inc. (Canada)			12,800	448,738

Superior Energy Services, Inc.(NON)			39,000	1,037,790

Surgutneftegas OAO (Preference) (Russia)			814,702	639,044

Swift Energy Co.(NON)(S)			12,810	172,935

Tesoro Corp.			25,445	1,488,533

Total SA (France)			31,720	1,944,407

Unit Corp.(NON)			4,918	253,867

Vaalco Energy, Inc.(NON)			29,007	199,858

Valero Energy Corp.			80,122	4,038,149

W&T Offshore, Inc.			9,129	146,064

Woodside Petroleum, Ltd. (Australia)			22,752	790,521

				91,670,542
Financial (0.4%)

3i Group PLC (United Kingdom)			145,527	928,448

CoreLogic, Inc.(NON)			101,100	3,592,083

Credit Acceptance Corp.(NON)			2,898	376,711

Eurazeo SA (France)			2,479	194,387

KKR & Co. LP			4,800	116,832

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			184,500	1,219,925

ORIX Corp. (Japan)			12,900	227,237

Unipol Gruppo Finanzizrio SpA (Preference) (Italy)			34,916	176,913

WageWorks, Inc.(NON)			6,841	406,629

				7,239,165
Health care (7.0%)

Abaxis, Inc.(NON)			2,407	96,328

AbbVie, Inc.			106,800	5,640,108

ACADIA Pharmaceuticals, Inc.(NON)			12,981	324,395

Accuray, Inc.(NON)			21,497	187,239

Actavis PLC(NON)			1,300	218,400

Actelion, Ltd. (Switzerland)			11,720	993,518

Aegerion Pharmaceuticals, Inc.(NON)			1,360	96,506

Aetna, Inc.			84,100	5,768,419

Alere, Inc.(NON)			11,917	431,395

Align Technology, Inc.(NON)			3,701	211,512

Alkermes PLC(NON)			6,575	267,340

Amedisys, Inc.(NON)			9,934	145,334

AmSurg Corp.(NON)			7,368	338,339

Ariad Pharmaceuticals, Inc.(NON)(S)			46,726	318,671

Array BioPharma, Inc.(NON)			22,184	111,142

Aspen Pharmacare Holdings, Ltd. (South Africa)			13,712	352,216

Astellas Pharma, Inc. (Japan)			14,700	871,010

AstraZeneca PLC (United Kingdom)			39,185	2,324,300

athenahealth, Inc.(NON)			1,015	136,518

Auxilium Pharmaceuticals, Inc.(NON)			11,068	229,550

Bayer AG (Germany)			19,861	2,786,367

Biospecifics Technologies Corp.(NON)			4,137	89,649

Cardinal Health, Inc.			75,900	5,070,879

Celgene Corp.(NON)			28,168	4,759,265

Centene Corp.(NON)			2,101	123,854

Chemed Corp.(S)			7,990	612,194

Coloplast A/S Class B (Denmark)			20,479	1,358,427

Computer Programs & Systems, Inc.			1,790	110,640

Conatus Pharmaceuticals, Inc.(NON)			3,146	20,292

Conmed Corp.			14,867	631,848

Cubist Pharmaceuticals, Inc.(NON)			9,713	668,934

Cyberonics, Inc.(NON)			2,199	144,056

DexCom, Inc.(NON)			4,309	152,582

Eli Lilly & Co.			67,347	3,434,697

Endo Health Solutions, Inc.(NON)			8,585	579,144

Exact Sciences Corp.(NON)			2,461	28,769

GlaxoSmithKline PLC (United Kingdom)			81,032	2,161,257

Globus Medical, Inc. Class A(NON)			9,494	191,589

Greatbatch, Inc.(NON)			18,235	806,716

Grifols SA ADR (Spain)			12,105	437,233

Haemonetics Corp.(NON)			4,390	184,951

Health Net, Inc.(NON)			24,849	737,270

HealthSouth Corp.			2,471	82,334

Hill-Rom Holdings, Inc.			10,621	439,072

Hisamitsu Pharmaceutical Co., Inc. (Japan)			12,700	639,840

Impax Laboratories, Inc.(NON)			13,947	350,628

Incyte Corp., Ltd.(NON)(S)			2,810	142,270

Insulet Corp.(NON)			6,758	250,722

Insys Therapeutics, Inc.(NON)			12,206	472,494

Intuitive Surgical, Inc.(NON)			8,400	3,226,272

Isis Pharmaceuticals, Inc.(NON)			3,460	137,846

Jazz Pharmaceuticals PLC(NON)			20,057	2,538,414

Johnson & Johnson			173,682	15,907,534

Kindred Healthcare, Inc.			13,776	271,938

Lexicon Pharmaceuticals, Inc.(NON)			29,638	53,348

Magellan Health Services, Inc.(NON)			2,554	153,010

McKesson Corp.			49,651	8,013,671

MedAssets, Inc.(NON)			19,568	388,033

Medicines Co. (The)(NON)			10,487	405,008

Merck & Co., Inc.			201,171	10,068,609

Nanosphere, Inc.(NON)			52,685	120,649

NewLink Genetics Corp.(NON)			4,652	102,391

Novartis AG (Switzerland)			20,943	1,676,078

Novo Nordisk A/S Class B (Denmark)			5,645	1,039,986

NPS Pharmaceuticals, Inc.(NON)			7,579	230,098

NxStage Medical, Inc.(NON)			10,231	102,310

Omega Healthcare Investors, Inc.(R)			5,887	175,433

OraSure Technologies, Inc.(NON)			33,587	211,262

Orion OYJ Class B (Finland)			28,622	805,835

PDL BioPharma, Inc.			6,496	54,826

Pfizer, Inc.			443,381	13,580,760

Prestige Brands Holdings, Inc.(NON)			11,219	401,640

Providence Service Corp. (The)(NON)			17,674	454,575

Questcor Pharmaceuticals, Inc.			7,731	420,953

Receptos, Inc.(NON)			2,661	77,142

Repligen Corp.(NON)			10,436	142,347

Richter Gedeon Nyrt (Hungary)			18,703	381,192

Roche Holding AG-Genusschein (Switzerland)			12,783	3,583,292

Salix Pharmaceuticals, Ltd.(NON)			7,712	693,617

Sanofi (France)			29,100	3,097,577

Sequenom, Inc.(NON)(S)			34,300	80,262

Shire PLC (United Kingdom)			6,970	328,438

Sinopharm Group Co. (China)			117,600	339,966

STAAR Surgical Co.(NON)			27,154	439,623

Stada Arzneimittel AG (Germany)			7,135	353,489

Steris Corp.			4,774	229,391

Sucampo Pharmaceuticals, Inc. Class A(NON)			15,058	141,545

Suzuken Co., Ltd. (Japan)			10,200	330,354

Takeda Pharmaceutical Co., Ltd. (Japan)			7,200	330,518

TearLab Corp.(NON)			6,415	59,916

Thoratec Corp.(NON)			3,975	145,485

Threshold Pharmaceuticals, Inc.(NON)			24,744	115,554

Trinity Biotech PLC ADR (Ireland)			8,374	210,522

Triple-S Management Corp. Class B (Puerto Rico)(NON)			5,720	111,197

United Therapeutics Corp.(NON)			698	78,930

VCA Antech, Inc.(NON)			20,200	633,472

WellCare Health Plans, Inc.(NON)			9,263	652,300

WellPoint, Inc.			66,700	6,162,413

				125,789,234
Insurance (2.6%)

ACE, Ltd.			3,196	330,882

Admiral Group PLC (United Kingdom)			2,858	62,037

Ageas (Belgium)			28,137	1,201,221

AIA Group, Ltd. (Hong Kong)			406,000	2,046,781

Allianz SE (Germany)			12,320	2,209,882

Allied World Assurance Co. Holdings AG			19,950	2,250,560

American Equity Investment Life Holding Co.			20,386	537,783

American Financial Group, Inc.			30,572	1,764,616

American International Group, Inc.			4,700	239,935

Amtrust Financial Services, Inc.			5,941	194,211

Aon PLC			97,442	8,174,409

Assicurazioni Generali SpA (Italy)			60,006	1,426,095

AXA SA (France)			65,657	1,831,383

Axis Capital Holdings, Ltd.			45,400	2,159,678

Berkshire Hathaway, Inc. Class B(NON)			7,568	897,262

Cathay Financial Holding Co., Ltd. (Taiwan)			313,599	507,927

Challenger, Ltd. (Australia)			60,116	332,988

China Pacific Insurance (Group) Co., Ltd. (China)			148,200	587,479

CNO Financial Group, Inc.			21,842	386,385

Genworth Financial, Inc. Class A(NON)			66,997	1,040,463

Hanwha Life Insurance Co., Ltd. (South Korea)			77,010	554,636

ING Groep NV GDR (Netherlands)(NON)			45,746	639,696

Insurance Australia Group, Ltd. (Australia)			223,055	1,159,500

Intact Financial Corp. (Canada)			2,700	176,323

Legal & General Group PLC (United Kingdom)			262,070	967,010

Maiden Holdings, Ltd. (Bermuda)			18,682	204,194

Meritz Fire & Marine Insurance Co., Ltd. (South Korea)			21,010	301,066

MS&AD Insurance Group Holdings (Japan)			3,200	86,090

Muenchener Rueckversicherungs AG (Germany)			3,446	759,479

Porto Seguro SA (Brazil)			16,910	213,234

ProAssurance Corp.			7,014	340,039

Protective Life Corp.			8,718	441,654

Prudential PLC (United Kingdom)			83,678	1,872,799

SCOR SE (France)			5,739	209,795

St James's Place PLC (United Kingdom)			5,446	65,663

Stewart Information Services Corp.			15,443	498,346

Symetra Financial Corp.			18,739	355,291

Third Point Reinsurance, Ltd. (Bermuda)(NON)			19,846	367,746

Tokio Marine Holdings, Inc. (Japan)			3,400	113,890

Travelers Cos., Inc. (The)			93,300	8,447,382

				45,955,810
Investment banking/Brokerage (0.9%)

Deutsche Bank AG (Germany)			23,345	1,113,875

Goldman Sachs Group, Inc. (The)			76,021	13,475,482

Greenhill & Co., Inc.			2,697	156,264

Investor AB Class B (Sweden)			26,569	916,764

UBS AG (Switzerland)			66,508	1,266,999

				16,929,384
Real estate (2.0%)

AG Mortgage Investment Trust, Inc.(R)			5,135	80,311

Agree Realty Corp.(R)			8,681	251,923

American Capital Agency Corp.(R)			65,700	1,267,353

Arlington Asset Investment Corp. Class A			5,908	155,912

ARMOUR Residential REIT, Inc.(R)			27,538	110,427

Ashford Hospitality Prime, Inc.(NON)(R)			6,491	118,136

Ashford Hospitality Trust, Inc.(R)			32,456	268,736

AvalonBay Communities, Inc.(R)			21,705	2,566,182

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)			6,640,500	243,725

Bellway PLC (United Kingdom)			10,341	269,889

CBL & Associates Properties, Inc.(R)			11,637	209,001

Chimera Investment Corp.(R)			180,531	559,646

China Overseas Grand Oceans Group, Ltd. (China)			254,000	242,420

China Overseas Land & Investment, Ltd. (China)			111,000	313,521

CoreSite Realty Corp.(R)			3,093	99,564

CYS Investments, Inc.(R)			16,684	123,628

Dexus Property Group (Australia)(R)			824,023	739,709

Education Realty Trust, Inc.(R)			32,678	288,220

EPR Properties(R)			4,837	237,787

Federal Realty Investment Trust(R)			11,000	1,115,510

First Industrial Realty Trust(R)			10,413	181,707

Glimcher Realty Trust(R)			20,231	189,362

GPT Group (Australia)(R)			255,025	776,294

Hammerson PLC (United Kingdom)(R)			65,160	541,913

Hemaraj Land and Development PCL (Thailand)			3,122,000	279,327

HFF, Inc. Class A(NON)			29,023	779,268

Hibernia REIT PLC (Ireland)(NON)(R)			385,000	619,684

Hongkong Land Holdings, Ltd. (Hong Kong)			22,000	130,244

Invesco Mortgage Capital, Inc.(R)			8,437	123,855

Investors Real Estate Trust(R)			23,477	201,433

iStar Financial, Inc.(NON)(R)			19,947	284,644

Kilroy Realty Corp.(R)			13,300	667,394

Lexington Realty Trust(R)			46,522	474,990

LTC Properties, Inc.(R)			12,281	434,625

MFA Financial, Inc.(R)			27,686	195,463

Mitsubishi Estate Co., Ltd. (Japan)			21,000	629,303

National Health Investors, Inc.(R)			6,861	384,902

Oberoi Realty, Ltd. (India)(NON)			25,269	96,187

One Liberty Properties, Inc.(R)			11,367	228,818

Persimmon PLC (United Kingdom)			14,745	302,917

PS Business Parks, Inc.(R)			6,674	510,027

Public Storage(R)			23,595	3,551,519

Ramco-Gershenson Properties Trust(R)			13,619	214,363

Rayonier, Inc.(R)			21,500	905,150

Regus PLC (United Kingdom)			137,004	494,362

Sekisui House, Ltd. (Japan)			9,000	126,018

Select Income REIT(R)			8,596	229,857

Shopping Centres Australasia Property Group (Australia)(R)			104,813	144,625

Simon Property Group, Inc.(R)			51,724	7,870,324

Sovran Self Storage, Inc.(R)			2,155	140,441

Starwood Property Trust, Inc.(R)			6,542	181,213

Summit Hotel Properties, Inc.(R)			29,692	267,228

Sun Hung Kai Properties, Ltd. (Hong Kong)			7,000	89,188

Surya Semesta Internusa Tbk PT (Indonesia)			1,057,500	48,802

Tokyu Fudosan Holdings Corp. (Japan)(NON)			142,000	1,339,986

Universal Health Realty Income Trust(R)			2,875	115,173

Westfield Group (Australia)			61,570	554,927

Wheelock and Co., Ltd. (Hong Kong)			231,000	1,064,692

WP Carey, Inc.(R)			9,800	601,230

				35,233,055
Technology (9.7%)

Activision Blizzard, Inc.			220,500	3,931,515

Actuate Corp.(NON)			54,466	419,933

Acxiom Corp.(NON)			19,007	702,879

Advanced Semiconductor Engineering, Inc. (Taiwan)			341,000	318,225

Agilent Technologies, Inc.			25,100	1,435,469

Alcatel-Lucent (France)(NON)			42,587	191,048

Amadeus IT Holding SA Class A (Spain)			1,905	81,599

Anixter International, Inc.(NON)			6,249	561,410

AOL, Inc.(NON)			81,366	3,793,283

Apple, Inc.			33,724	18,922,874

ASML Holding NV (Netherlands)			12,090	1,135,313

Aspen Technology, Inc.(NON)			8,965	374,737

ASUSTeK Computer, Inc. (Taiwan)			14,000	126,060

AVG Technologies NV (Netherlands)(NON)			9,038	155,544

Baidu, Inc. ADR (China)(NON)			1,491	265,219

Blucora, Inc.(NON)			18,294	533,453

Bottomline Technologies, Inc.(NON)			3,396	122,799

Brady Corp. Class A			11,554	357,365

Brightcove, Inc.(NON)			15,898	224,798

Broadcom Corp. Class A			256,274	7,598,524

Brocade Communications Systems, Inc.(NON)			321,829	2,854,623

CA, Inc.			136,700	4,599,955

CACI International, Inc. Class A(NON)			1,528	111,880

Cadence Design Systems, Inc.(NON)			266,400	3,734,928

Calix, Inc.(NON)			8,242	79,453

Cap Gemini (France)			15,815	1,072,413

Casetek Holdings, Ltd. (Taiwan)			40,000	209,862

Cavium, Inc.(NON)			2,729	94,178

Ceva, Inc.(NON)			11,884	180,874

Cirrus Logic, Inc.(NON)			15,443	315,500

Commvault Systems, Inc.(NON)			3,551	265,899

Cornerstone OnDemand, Inc.(NON)			5,336	284,622

CSG Systems International, Inc.			3,981	117,041

EMC Corp.			408,100	10,263,715

EnerSys			11,695	819,703

Entegris, Inc.(NON)			26,082	302,551

F5 Networks, Inc.(NON)			45,400	4,125,044

Facebook, Inc. Class A(NON)			2,000	109,320

Fairchild Semiconductor International, Inc.(NON)			9,867	131,724

FEI Co.			4,712	421,064

Fortinet, Inc.(NON)			194,500	3,720,785

GenMark Diagnostics, Inc.(NON)			36,766	489,355

Gentex Corp.			48,100	1,586,819

Google, Inc. Class A(NON)			3,560	3,989,728

GT Advanced Technologies, Inc.(NON)			6,163	53,741

HCL Technologies, Ltd. (India)			29,620	605,561

inContact, Inc.(NON)			14,076	109,934

Infoblox, Inc.(NON)			5,515	182,105

Infosys, Ltd. (India)			5,244	295,831

Inotera Memories, Inc. (Taiwan)(NON)			721,000	534,630

Integrated Silicon Solutions, Inc.(NON)			32,276	390,217

IntraLinks Holdings, Inc.(NON)			27,153	328,823

Keyence Corp. (Japan)			3,300	1,413,233

Konica Minolta Holdings, Inc. (Japan)			96,500	967,366

L-3 Communications Holdings, Inc.			25,309	2,704,520

Lam Research Corp.(NON)			5,200	283,140

Lexmark International, Inc. Class A			5,490	195,005

Magnachip Semiconductor Corp. (South Korea)(NON)			26,124	509,418

Manhattan Associates, Inc.(NON)			4,595	539,821

Marvell Technology Group, Ltd.			242,800	3,491,464

Mellanox Technologies, Ltd. (Israel)(NON)			3,912	156,363

Mentor Graphics Corp.			30,085	724,146

Microsemi Corp.(NON)			6,300	157,185

Microsoft Corp.			382,309	14,309,826

MTS Systems Corp.			2,452	174,705

Naver Corp. (South Korea)			586	403,847

NetApp, Inc.			155,800	6,409,612

Netscout Systems, Inc.(NON)			6,535	193,371

NIC, Inc.(NON)			6,963	173,170

Nomura Research Institute, Ltd. (Japan)			22,000	693,792

NTT Data Corp. (Japan)			12,200	451,457

NXP Semiconductor NV(NON)			2,300	105,639

Omnivision Technologies, Inc.(NON)			19,010	326,972

Omron Corp. (Japan)			35,100	1,553,526

Oracle Corp.			405,368	15,509,380

Pegatron Corp. (Taiwan)			345,000	445,734

Perficient, Inc.(NON)			13,833	323,969

Photronics, Inc.(NON)			25,516	230,409

Plantronics, Inc.			2,166	100,611

Procera Networks, Inc.(NON)			11,051	165,986

PTC, Inc.(NON)			8,130	287,721

QLIK Technologies, Inc.(NON)			2,711	72,194

Quantum Corp.(NON)			131,569	157,883

Radiant Opto-Electronics Corp. (Taiwan)			104,240	382,241

RF Micro Devices, Inc.(NON)			86,310	445,360

Rockwell Automation, Inc.			38,200	4,513,712

Rovi Corp.(NON)			13,619	268,158

Safeguard Scientifics, Inc.(NON)			14,445	290,200

Samsung Electronics Co., Ltd. (South Korea)			2,549	3,331,531

SAP AG (Germany)			6,380	547,022

Sartorius AG (Preference) (Germany)			2,245	267,292

SciQuest, Inc.(NON)			4,417	125,796

Semtech Corp.(NON)			6,631	167,632

Silicon Graphics International Corp.(NON)			7,112	95,372

Silicon Image, Inc.(NON)			41,492	255,176

SINA Corp. (China)(NON)			4,059	341,971

SK Hynix, Inc. (South Korea)(NON)			25,480	889,931

SoftBank Corp. (Japan)			28,200	2,472,086

SolarWinds, Inc.(NON)			12,032	455,171

Sparton Corp.(NON)			9,281	259,404

SS&C Technologies Holdings, Inc.(NON)			8,126	359,657

Symantec Corp.			227,368	5,361,337

Synaptics, Inc.(NON)			6,455	334,434

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			340,350	1,199,236

Tech Data Corp.(NON)			7,784	401,654

Tencent Holdings, Ltd. (China)			19,700	1,265,719

Tokyo Electron, Ltd. (Japan)			16,300	899,150

Tyler Technologies, Inc.(NON)			4,425	451,925

Ultimate Software Group, Inc.(NON)			3,763	576,567

Ultra Clean Holdings, Inc.(NON)			23,898	239,697

Unisys Corp.(NON)			10,887	365,477

United Internet AG (Germany)			18,967	808,022

VeriFone Systems, Inc.(NON)			8,900	238,698

Verint Systems, Inc.(NON)			5,505	236,385

Vocus, Inc.(NON)			9,244	105,289

Western Digital Corp.			93,748	7,865,457

XO Group, Inc.(NON)			17,374	258,178

Yandex NV Class A (Russia)(NON)			12,331	532,083

Zynga, Inc. Class A(NON)			30,151	114,574

				173,586,984
Transportation (1.3%)

Aegean Marine Petroleum Network, Inc. (Greece)			41,193	462,185

Aeroflot - Russian Airlines OJSC (Russia)(NON)			185,647	479,079

Alaska Air Group, Inc.			20,800	1,526,096

Central Japan Railway Co. (Japan)			13,600	1,604,054

China Southern Airlines Co., Ltd. (China)			262,000	102,243

ComfortDelgro Corp., Ltd. (Singapore)			443,000	706,104

Con-way, Inc.			14,827	588,780

Copa Holdings SA Class A (Panama)			800	128,088

Delta Air Lines, Inc.			231,077	6,347,685

Deutsche Post AG (Germany)			24,935	909,269

Diana Shipping, Inc. (Greece)(NON)			18,275	242,875

Hawaiian Holdings, Inc.(NON)(S)			28,286	272,394

International Consolidated Airlines Group SA (Spain)(NON)			185,751	1,237,321

Japan Airlines Co., Ltd. (Japan)(UR)			17,100	843,670

Jaypee Infratech, Ltd. (India)(NON)			130,757	49,183

Matson, Inc.			3,991	104,205

Quality Distribution, Inc.(NON)			55,328	709,858

Republic Airways Holdings, Inc.(NON)			18,305	195,680

SkyWest, Inc.			14,702	218,031

Southwest Airlines Co.			198,100	3,732,204

Spirit Airlines, Inc.(NON)			14,763	670,388

StealthGas, Inc. (Greece)(NON)			57,795	588,931

Swift Transportation Co.(NON)(S)			37,386	830,343

Universal Truckload Services, Inc.			1,258	38,382

Yamato Transport Co., Ltd. (Japan)			32,400	655,923

				23,242,971
Utilities and power (1.8%)

Beijing Enterprises Water Group, Ltd. (China)			532,000	334,518

Centrica PLC (United Kingdom)			242,434	1,396,189

China Resources Gas Group, Ltd. (China)			260,000	905,666

China Resources Power Holdings Co., Ltd. (China)			84,000	199,844

Chubu Electric Power Co., Inc. (Japan)			15,100	195,177

CMS Energy Corp.			71,673	1,918,686

Edison International			87,400	4,046,620

Enel SpA (Italy)			204,201	894,614

ENI SpA (Italy)			67,057	1,621,412

Entergy Corp.			47,524	3,006,843

GDF Suez (France)			42,450	1,001,729

Kansai Electric Power, Inc. (Japan)(NON)			100,100	1,152,166

Origin Energy, Ltd. (Australia)			34,104	428,642

PG&E Corp.			118,290	4,764,721

Power Grid Corp. of India, Ltd. (India)			130,604	211,236

PPL Corp.			168,800	5,079,192

Red Electrica Corporacion SA (Spain)			20,452	1,367,260

Tenaga Nasional Bhd (Malaysia)			185,700	645,740

Tokyo Gas Co., Ltd. (Japan)			101,000	497,680

UGI Corp.			30,100	1,247,946

United Utilities Group PLC (United Kingdom)			72,956	813,405

Veolia Environnement (France)			21,672	354,127

				32,083,413

Total common stocks (cost $888,347,907)				$1,091,544,853

CORPORATE BONDS AND NOTES (10.2%)(a)
			Principal amount	Value

Basic materials (0.8%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$76,000	$81,890

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	41,495

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			425,000	538,220

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	88,425

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			411,000	391,478

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			409,000	439,675

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2017 (Luxembourg)			95,000	96,425

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			210,000	221,025

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	128,925

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			300,000	319,500

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			200,000	225,500

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	211,765

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			57,000	66,812

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			140,000	146,300

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			195,000	179,194

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			135,000	174,311

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	270,435

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			40,000	38,402

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			75,000	72,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			355,000	374,525

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			165,000	185,213

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			340,000	358,292

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			115,000	125,350

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			50,000	52,125

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			215,000	212,850

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			240,000	258,600

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			260,000	310,375

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			145,000	148,625

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			130,000	129,675

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			165,000	171,394

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			210,000	237,300

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			195,000	215,719

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			265,000	261,025

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2021		EUR	110,000	151,894

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			$205,000	176,300

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			170,000	186,363

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			220,000	221,375

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	74,102	102,653

International Paper Co. sr. unsec. notes 7.95s, 2018			$725,000	880,652

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			325,000	372,938

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			250,000	278,125

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	175,152

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			565,000	649,813

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			285,000	319,392

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	18,831

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			30,000	31,425

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			10,000	10,525

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			14,000	14,182

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			6,000	6,135

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	138,713

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			65,000	62,725

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			225,000	250,313

Nufarm Australia, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2019 (Australia)			60,000	62,400

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			145,000	145,381

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			210,000	225,750

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	185,300

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	10,210

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			239,000	245,356

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			210,000	221,353

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	201,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			175,000	185,500

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			155,000	166,238

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			135,000	131,456

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			55,000	60,156

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			20,000	21,700

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			40,000	43,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			50,000	54,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	24,938

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			300,000	340,500

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			55,000	58,300

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			175,000	178,500

USG Corp. sr. unsec. notes 9 3/4s, 2018			175,000	206,938

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			40,000	41,700

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			340,000	328,100

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			210,000	243,658

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			355,000	434,398

				14,637,858
Capital goods (0.6%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			355,000	385,175

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			420,000	480,900

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			200,000	201,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			75,000	82,125

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	177,188

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			145,000	155,513

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			285,000	329,888

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			250,000	265,625

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	117,858

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			130,000	129,025

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	141,563

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			290,000	318,638

Consolidated Container Co., LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			35,000	37,144

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			305,000	285,175

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			235,000	219,741

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			727,000	748,810

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			225,000	160,875

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	123,357

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	89,866

GrafTech International, Ltd. company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	220,375

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			175,000	188,781

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			665,000	857,802

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			85,000	85,850

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			360,000	340,200

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			235,000	247,338

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			200,000	211,500

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	64,708

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	209,000

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			100,000	110,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			130,000	132,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	221,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			105,000	112,613

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			200,000	213,500

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			195,000	197,925

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	117,700

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			200,000	218,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	58,850

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			325,000	335,563

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			263,000	281,410

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			110,000	114,675

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			55,000	59,125

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			285,000	305,663

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021			180,000	174,600

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			130,000	126,241

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			265,000	259,112

WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			50,000	50,000

				9,965,597
Communication services (1.1%)

Adelphia Communications Corp. escrow bonds zero %, 2014			200,000	1,400

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	148,136

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	204,917

American Tower Corp. sr. unsec. notes 7s, 2017(R)			210,000	242,045

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			525,000	611,625

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	89,400

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			150,000	167,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	190,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			110,000	102,575

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	162,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	169,950

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	78,838

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			235,000	247,338

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			220,000	222,750

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	50,875

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			333,000	409,357

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			35,000	40,824

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	107,750

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			170,000	166,600

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			145,000	156,600

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			70,000	72,450

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			195,000	275,103

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			225,000	234,000

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			390,000	446,550

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			165,000	174,900

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	60,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			290,000	313,925

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			320,000	356,800

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	135,200

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			105,000	108,150

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	231,525

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			430,000	461,175

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			480,000	514,800

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	114,098

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	206,969

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	207,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	49,275

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			210,000	222,600

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			85,000	85,850

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	132,500

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			290,000	299,425

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			250,000	259,375

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			250,000	188,750

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	133,639

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	257,025

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			160,000	154,800

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			678,000	739,127

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	90,522

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	289,762

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	13,943

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	72,800

SBA Tower Trust 144A notes 2.933s, 2017			610,000	619,389

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			222,000	206,659

Sprint Capital Corp. company guaranty 6 7/8s, 2028			965,000	909,513

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			225,000	260,438

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			125,000	135,625

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			485,000	583,213

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			440,000	473,000

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			250,000	268,438

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			35,000	36,181

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			90,000	94,050

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			25,000	25,500

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			85,000	89,463

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			205,000	252,120

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	147,913

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			120,000	134,001

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			240,000	244,420

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			105,000	98,879

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			688,000	749,564

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	161,716

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			1,120,000	1,295,687

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			120,000	128,535

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			260,000	254,150

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			385,000	427,350

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			360,000	378,900

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			400,000	425,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	439,863

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			160,000	169,600

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			110,000	102,850

				19,586,098
Consumer cyclicals (1.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			210,000	265,357

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			15,000	16,604

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	38,588

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			270,000	308,813

American Media, Inc. 144A notes 13 1/2s, 2018			11,246	12,146

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	104,175

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	75,250

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			105,000	117,075

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			105,000	105,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			121,000	121,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			70,000	70,525

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			265,000	274,938

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			125,000	125,763

Building Materials Corp. of America 144A company guaranty sr. unsec. notes 7 1/2s, 2020			240,000	259,200

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			95,000	102,125

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			105,000	113,663

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	230,881

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			520,000	505,700

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			350,000	356,125

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			100,000	124,418

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	220,387

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			175,000	183,313

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	48,825

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			120,000	118,500

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			69,000	69,518

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			130,000	130,975

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			215,000	218,763

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	168,400

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			175,000	199,063

Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			100,000	101,750

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			30,000	28,200

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	138,125

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			275,000	277,750

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			250,000	255,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			375,000	394,219

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023			290,000	279,850

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			190,000	200,450

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			45,000	45,788

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			265,000	281,563

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	277,463

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	427,539

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			167,000	176,603

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			370,000	394,050

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			60,000	58,500

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	157,952

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	251,076

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			825,000	1,036,474

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			115,000	116,438

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			155,000	161,394

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			295,000	299,056

General Motors Financial Co., Inc. 144A company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	47,563

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			222,000	222,000

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			318,000	321,975

Gibson Brands, Inc. 144A company guaranty sr. notes 8 7/8s, 2018			165,000	173,663

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			225,000	225,000

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			305,000	311,863

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			280,000	297,500

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	325,000	319,481

Griffey Intermediate, Inc./Griffey Finance Sub LLC 144A sr. unsec. notes 7s, 2020			$205,000	161,950

Grupo Televisa S.A.B. sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			460,000	514,865

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			190,000	207,575

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	186,471

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			21,000	21,303

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			89,000	96,905

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			41,000	42,741

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			220,000	228,250

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			50,000	45,660

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			300,000	305,625

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			195,000	213,769

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			130,000	127,725

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			160,000	170,800

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	221,913

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			280,000	317,800

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	99,394

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			35,000	36,307

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			140,000	149,100

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			270,000	295,650

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			105,000	107,363

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			165,000	169,125

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			250,000	258,750

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			85,000	78,838

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			380,000	411,350

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			275,000	312,064

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	210,549

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			178,000	150,223

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			70,000	69,900

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			695,000	697,748

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			275,000	302,500

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			175,000	173,250

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			215,000	244,563

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	104,500

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			150,000	160,500

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			145,000	170,013

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	150,188

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	52,688

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			175,000	181,125

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			117,000	119,781

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			666,616	740,777

Navistar International Corp. sr. notes 8 1/4s, 2021			342,000	353,115

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			275,000	287,719

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			180,000	178,200

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			165,000	172,838

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			120,000	125,400

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	117,700

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			125,000	127,500

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			95,000	92,388

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			280,000	309,050

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			190,000	210,425

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			55,000	52,782

Owens Corning company guaranty sr. unsec. notes 9s, 2019			113,000	138,990

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			140,000	138,250

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			195,000	199,388

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	155,513

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			125,000	127,500

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			155,000	166,267

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			285,000	327,750

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			145,000	148,988

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			25,000	28,250

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. notes 7 7/8s, 2018			25,000	27,125

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	87,800

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	61,738

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			205,000	201,413

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			145,000	135,938

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			180,000	195,975

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			295,000	303,113

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			330,000	367,950

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			220,000	243,100

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			200,000	225,500

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			85,000	83,725

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			90,000	90,900

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			170,000	175,525

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			245,000	250,513

Sirius XM Holdings, Inc. 144A sr. unsec. notes 5 1/4s, 2022			55,000	55,688

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			240,000	234,600

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022			10,000	10,625

Spectrum Brands Escrow Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	16,013

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			200,000	215,250

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			85,000	88,613

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			100,000	96,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	51,700

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			85,000	82,663

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			245,000	269,500

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	31,080

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			73,000	66,037

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			130,000	140,725

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	50,750

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			192,266	203,802

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			100,000	114,750

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			60,000	60,750

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			85,000	83,088

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			330,000	333,300

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			275,000	302,500

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	675,502

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	77,185

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	28,038

				29,469,960
Consumer staples (0.6%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	283,500

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018			96,900	96,416

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			138,000	135,312

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			34,000	44,689

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,587

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			255,000	235,152

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	361,512

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	111,956

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	93,400

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			90,000	87,188

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			125,000	119,688

Bunge Ltd., Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			122,000	128,852

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	15,970

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			180,000	199,800

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	158,834

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			170,000	175,100

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			60,000	57,450

Claire's Stores, Inc. 144A sr. notes 9s, 2019			280,000	303,800

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	55,800

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	397,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	117,425

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			60,000	56,550

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			50,000	49,000

CVS Pass-Through Trust 144A sr. mortgage notes 4.704s, 2036			175,000	174,659

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	323,394

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	320,450

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			52,000	53,458

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	316,350

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	261,600

Erac USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			145,000	171,596

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	178,477

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			275,000	266,063

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			100,000	107,875

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			120,000	123,900

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			105,000	108,806

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	67,600

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			85,000	92,225

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			55,000	57,475

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			487,000	440,963

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			180,000	211,048

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			40,000	39,432

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			74,000	84,785

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			130,000	137,963

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			420,000	457,800

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			301,000	325,080

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			56,000	67,695

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	195,458

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			135,000	132,090

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	231,246

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			115,000	123,050

Post Holdings, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			25,000	26,750

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			180,000	181,350

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			280,000	276,150

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			210,000	240,975

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	90,000

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			250,000	248,312

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			185,000	195,638

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2021			50,000	51,250

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			35,000	36,575

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			355,000	396,271

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			160,000	177,800

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			55,000	55,825

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			110,000	115,474

				10,454,139
Energy (1.4%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			100,000	106,500

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	85,600

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			335,000	323,275

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			190,000	162,450

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			410,000	498,482

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			93,000	103,785

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			225,000	252,660

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			180,000	181,800

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			124,000	122,172

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	15,164

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			257,000	269,850

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	133,438

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			195,000	209,625

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	451,636

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			155,000	158,100

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			300,000	337,145

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			390,000	422,175

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	226,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	249,550

Chesapeake Energy Corp. company guaranty notes 6 1/2s, 2017			95,000	107,113

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	74,762

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	61,800

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			255,000	267,113

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	297,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			135,000	138,713

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	113,575

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	72,188

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			380,000	411,350

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	326,663

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			430,000	446,663

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			325,000	341,656

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	373,748

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			50,000	53,125

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			445,000	424,975

Forbes Energy Services, Ltd. company guaranty sr. unsec. notes 9s, 2019			185,000	181,300

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			225,000	236,250

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			158,000	186,094

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,021,090

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			420,000	436,800

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			290,000	308,850

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			65,000	67,763

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			535,000	540,350

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	21,275

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			80,000	84,800

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			85,000	94,244

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			80,000	97,702

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			190,000	203,775

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	75,081

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			300,000	307,500

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			375,000	416,250

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			45,000	44,775

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	396,713

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			480,000	484,800

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			100,000	30,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	184,188

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	110,825

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	206,250

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	216,563

Noble Corp. PLC company guaranty sr. unsec. notes 6.05s, 2041			245,000	251,776

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			230,000	240,925

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			135,000	143,438

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			195,000	206,700

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			245,000	265,862

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			180,000	183,600

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			190,000	213,750

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			190,000	202,350

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	414,100

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			215,000	231,770

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,920,000	1,766,054

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			965,000	1,062,971

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			115,000	124,488

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	93,338

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	337,050

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			125,000	124,688

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			125,000	124,063

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			995,000	1,124,350

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			95,000	98,563

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			515,000	561,350

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			95,000	99,513

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			80,000	86,400

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			205,000	221,400

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			270,000	280,173

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	132,813

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			105,000	111,300

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			40,000	42,000

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	114,167

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			60,000	60,636

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	58,438

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			210,000	221,550

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			685,000	958,999

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			460,000	480,700

Williams Cos., Inc. (The) notes 7 3/4s, 2031			16,000	17,156

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			43,000	49,584

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	85,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			320,000	341,600

				24,905,704
Financials (2.1%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. FRN notes 1.818s, 2014 (United Kingdom)			135,000	135,593

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			890,000	954,153

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			495,000	632,215

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	270,585

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			130,000	135,200

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	234,150

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	172,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			145,000	173,819

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	163,100

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	182,900

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			412,000	498,520

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			437,000	501,315

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			209,000	248,670

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			425,000	432,438

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			305,000	298,138

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	182,176

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	272,369

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,633

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			588,000	777,207

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			100,000	111,798

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			525,000	505,313

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			640,000	668,493

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			90,000	80,543

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	112,142

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			411,000	419,734

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			450,000	463,617

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	198,149

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	90,950

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			725,000	724,036

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	96,125

CIT Group, Inc. sr. unsec. notes 5s, 2023			125,000	120,313

CIT Group, Inc. sr. unsec. notes 5s, 2022			210,000	204,750

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	180,625

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			155,000	166,238

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	342,744

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	225,225

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			11,000	14,097

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			815,000	898,538

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			250,000	209,375

Credit Suisse Group AG 144A jr. unsec. sub. FRN. notes 7 1/2s, 2049 (Switzerland)			490,000	518,175

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			150,000	185,307

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			110,000	127,072

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			385,000	413,394

EPR Properties unsec. notes 5 1/4s, 2023(R)			380,000	371,487

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, 2049			156,000	138,060

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			230,000	227,158

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			440,000	544,854

General Electric Capital Corp. sr. unsec. notes Ser. GMTN, 3.1s, 2023			50,000	47,438

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			330,000	369,145

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			325,000	386,944

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	407,373

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			122,000	135,059

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	108,913

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			250,000	240,968

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			195,000	177,936

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			390,000	367,997

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			255,000	262,013

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			408,000	468,807

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			180,000	182,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			245,000	254,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020			150,000	154,500

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,960,000	2,032,644

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			65,000	70,363

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			210,000	210,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			300,000	310,500

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			85,000	81,388

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			140,000	155,050

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			363,000	400,208

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023			725,000	724,577

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			700,000	752,500

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			230,000	261,450

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			90,000	92,965

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,175,000	1,236,671

Metropolitan Life Global Funding I 144A notes 3s, 2023			155,000	144,412

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			385,000	375,499

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	123,050

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			260,000	269,100

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			85,000	86,275

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	67,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	100,013

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018			85,000	86,381

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	159,650

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			100,000	105,000

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			165,000	165,413

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	125,000

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			160,000	170,800

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			234,000	240,340

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			190,000	205,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			250,000	248,125

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	152,600

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			140,000	170,450

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			388,000	381,695

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			144,000	138,960

Prudential Holdings, LLC 144A sr. notes Ser. B, 7.245s, 2023			150,000	176,545

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			170,000	160,113

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			75,000	75,483

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)			682,000	696,376

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			208,000	209,481

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			515,000	523,218

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			120,000	120,044

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	67,077

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			500,000	517,800

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			220,000	231,909

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			320,000	339,200

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			100,000	110,686

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			140,000	163,100

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			350,000	352,625

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	54,000

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			105,000	105,000

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			250,000	231,881

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	219,132

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			100,000	106,000

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			110,000	140,245

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			2,000,000	2,090,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,156,211

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	108,366

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			175,000	177,188

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	46,929

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	243,209

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			290,000	308,488

				37,781,721
Health care (0.7%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			240,000	224,847

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			220,000	225,500

Actavis PLC sr. unsec. notes 4 5/8s, 2042			95,000	86,827

Actavis PLC sr. unsec. notes 3 1/4s, 2022			80,000	74,789

Actavis PLC sr. unsec. notes 1 7/8s, 2017			20,000	19,891

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	350,895

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			220,000	228,800

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	322,077

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	231,125

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 144A company guaranty sr. unsec. notes 6s, 2021			215,000	218,763

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			170,000	175,100

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			275,000	288,750

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	314,175

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	383,473

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$200,000	203,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			195,000	201,825

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			85,000	92,225

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	249,743

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	152,822

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$200,000	225,250

Endo Finance Co. 144A company guaranty sr. unsec. notes 5 3/4s, 2022			100,000	100,875

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			143,000	154,976

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	221,400

HCA, Inc. sr. notes 6 1/2s, 2020			795,000	873,506

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			70,000	77,000

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	431,000

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			130,000	134,875

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			165,000	174,900

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			105,000	111,563

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	111,038

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			170,000	191,250

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			480,000	552,000

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			130,000	146,575

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			120,000	124,650

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	231,000

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			25,000	25,046

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			155,000	168,369

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			305,000	315,294

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			45,000	49,653

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			75,000	76,875

Service Corp. International/US sr. notes 7s, 2019			115,000	123,050

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			625,000	681,250

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			95,000	96,188

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	212,000

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	210,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			105,000	99,488

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			190,000	178,600

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			300,000	333,000

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			120,000	125,250

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			135,000	139,313

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			170,000	190,400

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	336,149

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	51,640

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	208,782

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	223,466

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			45,000	48,488

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	112,350

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			40,000	42,150

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			45,000	47,925

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			250,000	274,688

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			180,000	184,050

				12,460,699
Technology (0.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			150,000	156,750

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			195,000	172,575

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			125,000	104,942

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			130,000	124,150

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			435,000	426,300

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	417,985

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			205,000	222,425

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			105,000	107,231

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	340,388

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			555,000	590,381

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			140,000	149,450

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			165,000	182,119

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			310,000	327,050

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021(FWC)			60,000	63,300

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			136,000	154,360

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			240,000	242,700

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			95,000	95,805

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			135,000	150,137

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	170,064

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	128,822

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	341,674

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			130,000	146,250

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			110,000	126,775

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	117,075

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			210,000	215,250

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			133,000	129,841

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	64,567

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	276,324

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	326,697

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			510,000	497,250

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			145,000	152,250

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			215,000	234,350

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	300,438

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			72,000	78,605

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	66,764

				7,401,044
Transportation (0.1%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	360,400

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			261,000	282,533

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	109,540

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	104,398

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			240,000	203,376

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			149,201	171,581

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	40,836

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)			53,000	49,332

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043			97,000	84,605

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			355,000	394,938

United Continental Holdings, Inc. company guaranty sr. unsec. notes 6s, 2020			140,000	139,825

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	178,200

				2,119,564
Utilities and power (0.7%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			725,000	851,875

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			325,000	366,438

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			85,000	79,688

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	33,514

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			20,000	25,542

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			371,000	406,245

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			60,000	61,350

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			50,000	49,000

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			30,000	32,412

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			130,000	119,042

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			345,000	373,463

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	272,017

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			410,000	513

El Paso Corp. sr. unsec. notes 7s, 2017			670,000	757,527

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			225,000	228,387

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			115,000	140,506

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			165,000	195,080

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,235,000	1,228,825

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			249,000	264,563

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			265,000	311,375

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			348,000	368,880

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			150,000	168,375

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	91,399

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	78,746

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	216,606

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			150,000	161,438

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			60,000	67,200

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			375,000	432,656

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			141,592	147,256

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			791,000	737,333

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			118,000	115,943

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			275,000	305,250

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	73,613

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			195,000	231,793

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			479,000	469,420

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	7,952

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			235,000	283,415

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042			425,000	371,638

Nevada Power Co. mtge. notes 7 1/8s, 2019			115,000	139,887

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	83,157

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	814,013

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	186,159

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			80,000	80,361

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			112,000	128,295

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	424,818

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	13,957

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			144,000	158,440

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	83,792

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			240,000	245,700

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	151,125

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			190,000	172,900

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,567

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	95,550

Toledo Edison Co. (The) sr. mtge. bonds 7 1/4s, 2020			20,000	23,840

Union Electric Co. sr. notes 6.4s, 2017			140,000	160,505

				13,099,341

Total corporate bonds and notes (cost $173,818,240)				$181,881,725

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, January 1, 2044			$12,000,000	$11,591,250

				11,591,250
U.S. Government Agency Mortgage Obligations (4.0%)

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			173,626	180,665
6s, TBA, January 1, 2044			18,000,000	19,985,607
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			175,959	186,633
4s, TBA, January 1, 2044			34,000,000	35,035,939
3 1/2s, TBA, January 1, 2044			1,000,000	994,219
3 1/2s, TBA, January 1, 2029			13,000,000	13,596,172
3s, TBA, January 1, 2044			2,000,000	1,900,625

				71,879,860

Total U.S. government and agency mortgage obligations (cost $83,777,116)				$83,471,110

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
3/8s, November 15, 2015(i)			$125,000	$125,145
3/8s, November 15, 2016(i)			115,000	115,067
1s, May 31, 2018(i)			115,000	112,594

Total U.S. treasury obligations (cost $352,806)				$352,806

MORTGAGE-BACKED SECURITIES (2.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.934s, 2032			$103,909	$159,035
IFB Ser. 3072, Class SM, 23.186s, 2035			134,684	191,143
IFB Ser. 3072, Class SB, 23.039s, 2035			120,491	169,792
IFB Ser. 3249, Class PS, 21.725s, 2036			94,481	127,745
IFB Ser. 3065, Class DC, 19.36s, 2035			91,436	128,588
IFB Ser. 2990, Class LB, 16.52s, 2034			140,206	183,291
IFB Ser. 3708, Class SQ, IO, 6.383s, 2040			745,523	140,755
IFB Ser. 3964, Class SA, IO, 5.833s, 2041			1,298,983	200,381
IFB Ser. 310, Class S4, IO, 5.783s, 2043			814,387	197,163
IFB Ser. 311, Class S1, IO, 5.783s, 2043			3,644,414	774,449
IFB Ser. 308, Class S1, IO, 5.783s, 2043			1,019,165	238,454
Ser. 3747, Class HI, IO, 4 1/2s, 2037			161,920	18,540
Ser. T-56, Class A, IO, 0.524s, 2043			114,776	1,968
Ser. T-56, Class 1, IO, zero %, 2043			119,960	9
Ser. T-56, Class 2, IO, zero %, 2043			113,999	356
Ser. T-56, Class 3, IO, zero %, 2043			94,218	7
Ser. 1208, Class F, PO, zero %, 2022			1,712	1,590
FRB Ser. 3326, Class WF, zero %, 2035			2,901	2,480

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.912s, 2036			50,436	93,907
IFB Ser. 06-8, Class HP, 23.963s, 2036			71,350	108,420
IFB Ser. 07-53, Class SP, 23.596s, 2037			117,196	170,798
IFB Ser. 05-75, Class GS, 19.756s, 2035			109,799	145,323
IFB Ser. 13-102, Class SH, IO, 5.735s, 2043			3,138,804	663,543
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,813,372	420,901
Ser. 03-W10, Class 1, IO, 1.128s, 2043			152,089	4,842
Ser. 01-50, Class B1, IO, 0.409s, 2041			1,137,161	15,281
Ser. 02-W8, Class 1, IO, 0.321s, 2042			635,569	7,547
Ser. 01-79, Class BI, IO, 0.313s, 2045			428,598	4,186
Ser. 03-34, Class P1, PO, zero %, 2043			20,631	17,949

Government National Mortgage Association
Ser. 10-9, Class XD, IO, 6.433s, 2040			2,457,907	441,366
IFB Ser. 10-85, Class SE, IO, 6.383s, 2040			1,585,217	286,798
IFB Ser. 10-56, Class SC, IO, 6.333s, 2040			1,475,117	263,102
IFB Ser. 10-20, Class SE, IO, 6.083s, 2040			1,659,408	285,086
IFB Ser. 10-120, Class SB, IO, 6.033s, 2035			85,446	8,002
IFB Ser. 13-129, Class CS, IO, 5.983s, 2042			2,746,598	444,976
IFB Ser. 10-20, Class SC, IO, 5.983s, 2040			47,836	8,305
IFB Ser. 10-37, Class SG, IO, 5.533s, 2040			152,319	24,115
IFB Ser. 10-42, Class ES, IO, 5.513s, 2040			4,687,079	732,356
Ser. 10-9, Class UI, IO, 5s, 2040			1,695,261	376,383
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			69,254	12,902
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,224,216	269,143
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,709,194	297,878
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,086,465	133,093
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			2,312,954	211,682
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			4,760,940	764,512

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3, IO, 6.007s, 2045			1,233,795	215,914

				8,964,056
Commercial mortgage-backed securities (1.6%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.633s, 2049			51,060	51,570
Ser. 07-1, Class XW, IO, 0.332s, 2049			1,166,697	10,563

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.813s, 2042			1,534,601	4,783
Ser. 04-5, Class XC, IO, 0.697s, 2041			2,359,069	10,227
Ser. 02-PB2, Class XC, IO, 0.414s, 2035			766,577	8
Ser. 07-5, Class XW, IO, 0.364s, 2051			5,812,511	53,923
Ser. 05-1, Class XW, IO, 0.038s, 2042			9,025,119	1,579

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 05-T18, Class D, 5.134s, 2042			280,000	287,896
Ser. 04-PR3I, Class X1, IO, 0.901s, 2041			95,302	334

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.439s, 2039			261,000	254,214
Ser. 04-PWR5, Class E, 5.222s, 2042			406,000	410,206
Ser. 07-PW15, Class X2, IO, 0.391s, 2044			75,162,765	37,581
Ser. 06-PW14, Class X1, IO, 0.164s, 2038			6,503,032	111,982

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.559s, 2047			319,000	327,230

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			418,000	409,182

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.538s, 2049			42,952,204	622,807

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.378s, 2049			2,545,765	25,967
Ser. 07-CD4, Class XC, IO, 0.168s, 2049			8,514,751	76,633

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			622,000	645,760
Pass-Through Certificates Ser. 12-CR3, Class XA, IO, 2.199s, 2045			6,186,919	735,006

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.173s, 2046			608,000	536,772
FRB Ser. 07-C9, Class AJFL, 0.86s, 2049			113,000	99,440

Ser. 06-C8, Class XS, IO, 0.155s, 2046			42,560,544	569,400

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			259,830	285,813
Ser. 03-C3, Class AX, IO, 1.443s, 2038			178,604	2
Ser. 02-CP3, Class AX, IO, 1.23s, 2035			185,446	1,747

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.76s, 2039			453,630	453,993

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C1, Class AX, IO, 0.192s, 2040			33,633,964	164,806
Ser. 07-C2, Class AX, IO, 0.071s, 2049			15,444,301	50,072

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			1,226,419	1,228,335

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.032s, 2020			186,432	3,443

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.16s, 2045			82,743,966	203,693
Ser. 07-C1, Class XC, IO, 0.113s, 2049			35,127,809	186,283

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			332,000	341,213

GE Commercial Mortgage Corporation Trust 144A FRB Ser. 04-C2, Class H, 5.369s, 2040			950,000	953,990

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.303s, 2029			162,478	4,148
Ser. 05-C1, Class X1, IO, 0.599s, 2043			2,148,213	13,598

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class D, 4.986s, 2042			244,000	243,414
FRB Ser. 05-GG3, Class B, 4.894s, 2042			592,000	606,859

GS Mortgage Securities Trust
Ser. 06-GG6, Class A2, 5.506s, 2038			57,568	57,784
Ser. 05-GG4, Class B, 4.841s, 2039			1,355,000	1,349,987

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.543s, 2044			1,181,000	1,189,159
Ser. 06-GG6, Class XC, IO, 0.046s, 2038			2,055,887	2,377

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051			71,000	72,640
FRB Ser. 06-LDP7, Class AJ, 5.863s, 2045			130,000	130,383
FRB Ser. 04-CB9, Class B, 5.647s, 2041			226,000	232,373
Ser. 04-LN2, Class A2, 5.115s, 2041			705,917	716,140

Ser. 04-C3, Class B, 4.961s, 2042			331,000	354,964
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			243,000	246,937
FRB Ser. 13-C10, Class D, 4.161s, 2047			349,000	293,699
Ser. 13-LC11, Class XA, IO, 1.587s, 2046			10,817,459	1,042,587
Ser. 06-LDP8, Class X, IO, 0.545s, 2045			2,143,753	28,272
Ser. 06-CB17, Class X, IO, 0.48s, 2043			12,152,580	163,598
Ser. 07-LDPX, Class X, IO, 0.3s, 2049			11,638,440	101,941

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.171s, 2051			260,000	242,206
FRB Ser. 12-C8, Class D, 4.668s, 2045			364,000	346,748
FRB Ser. 12_LC9, Class D, 4.427s, 2047			311,000	287,924
Ser. 05-CB12, Class X1, IO, 0.343s, 2037			2,553,599	13,434

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.547s, 2040			621,405	618,261

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			370,741	384,770
Ser. 07-C2, Class XW, IO, 0.538s, 2040			846,263	14,310

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C6, Class XCL, IO, 0.672s, 2039			41,997,216	744,065
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			2,567,608	42,928
Ser. 06-C7, Class XW, IO, 0.651s, 2038			1,363,231	23,094
Ser. 05-C5, Class XCL, IO, 0.461s, 2040			9,263,343	77,414
Ser. 05-C2, Class XCL, IO, 0.348s, 2040			8,592,299	26,121
Ser. 05-C7, Class XCL, IO, 0.208s, 2040			8,747,641	31,535

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.38s, 2028			13,823	2

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.858s, 2050			187,700	193,112

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.929s, 2039			2,375,161	9,719
Ser. 05-MCP1, Class XC, IO, 0.59s, 2043			3,006,199	20,286

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			930,000	907,215

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049			220,000	209,000

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.104s, 2045			634,068	58,398
Ser. 05-C3, Class X, IO, 5.956s, 2044			317,284	26,747

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.419s, 2046			1,500,000	1,276,350

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.741s, 2041			20,996	20,996
Ser. 07-IQ14, Class A2, 5.61s, 2049			192,919	194,008
FRB Ser. 07-HQ12, Class A2, 5.597s, 2049			406,778	408,812
FRB Ser. 07-HQ12, Class A2FX, 5.597s, 2049			293,338	298,325
Ser. 07-HQ11, Class C, 5.558s, 2044			312,000	273,062

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,320,880	1,323,521

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			284,000	277,156
Ser. 12-C4, Class XA, IO, 1.88s, 2045			4,607,326	515,859

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.393s, 2048			34,468,603	383,980
Ser. 07-C34, IO, 0.337s, 2046			4,136,752	50,055

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.324s, 2042			9,373,871	33,277
Ser. 06-C26, Class XC, IO, 0.051s, 2045			14,399,011	26,206

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.304s, 2046			1,225,000	1,014,059

WF-RBS Commercial Mortgage Trust Ser. 13-C17, Class XA, IO, 1.621s, 2046			4,749,626	451,957

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.563s, 2045			314,000	303,501
FRB Ser. 12-C9, Class D, 4.803s, 2045			282,000	255,097
FRB Ser. 13-UBS1, Class D, 4.634s, 2046			1,315,000	1,120,327

				28,511,150
Residential mortgage-backed securities (non-agency) (0.6%)

American Home Mortgage Assets Trust FRB Ser. 06-5, Class A1, 1.064s, 2046			2,578,821	1,340,987

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 10.132s, 2036			140,000	140,490
FRB Ser. 12-RR10, Class 9A2, 2.66s, 2035			150,000	131,175

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 11.012s, 2037			240,094	144,320
Ser. 09-RR7, Class 1A7, IO, 1.685s, 2046			9,276,725	289,898
Ser. 09-RR7, Class 2A7, IO, 1.508s, 2047			10,562,824	330,616

Countrywide Alternative Loan Trust
Ser. 07-4CB, Class 1A5, 5 3/4s, 2037			516,025	454,102
FRB Ser. 05-51, Class 1A1, 0.487s, 2035			761,200	615,392

Merrill Lynch Alternative Note Asset Trust FRB Ser. 07-OAR2, Class A1, 0.345s, 2037			1,259,160	1,120,653

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.943s, 2046			4,155,629	2,628,435

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.213s, 2046			340,851	298,244
FRB Ser. 06-AR3, Class A1B, 1.143s, 2046			614,204	496,277
FRB Ser. 05-AR13, Class A1C3, 0.655s, 2045			576,651	492,460
FRB Ser. 05-AR9, Class A1C3, 0.645s, 2045			513,455	462,110
FRB Ser. 05-AR13, Class A1B3, 0.525s, 2045			596,528	524,945
FRB Ser. 05-AR15, Class A1B3, 0.505s, 2045			821,026	682,273

Wells Fargo Mortgage Backed Securities Trust Ser. 07-12, Class A6, 5 1/2s, 2037			259,810	263,708

				10,416,085

Total mortgage-backed securities (cost $46,304,352)				$47,891,291

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

iShares MSCI Taiwan ETF (Taiwan)			28,183	$406,399

SPDR S&P 500 ETF Trust			66,393	12,260,795

Total investment companies (cost $9,715,395)				$12,667,194

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$168,245	$124,383

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			125,000	112,813

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,353,000	2,344,765

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,598,323	1,206,734

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	515,485

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	3,896	1,436,710

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			$200,000	199,100

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	212,900

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			150,000	136,875

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			430,000	368,725

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			485,000	410,077

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			880,000	940,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			85,800	99,871

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			735,000	702,844

Total foreign government and agency bonds and notes (cost $9,286,196)				$8,811,782

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$37,334	$37,723

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			914,912	872,026

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			316,819	319,591

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			180,386	180,707

First Data Corp. bank term loan FRN 4.17s, 2018			560,071	560,281

First Data Corp. bank term loan FRN 4.17s, 2017			59,603	59,677

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			147,316	147,777

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			171,518	172,558

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			799,610	549,332

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			49,398	50,262

Total senior loans (cost $3,059,071)				$2,949,934

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			521	$497,604

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,800	235,312

M/I Homes, Inc. $2.438 pfd.			4,607	116,557

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			338	325,324

Total preferred stocks (cost $962,273)				$1,174,797

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	62	$5,689

Ecobank Transnational, Inc. 144A (Nigeria)	11/25/14	100.00	2,041,845	207,247

Fawaz Abdulaziz Alhhokair & Co. 144A (Saudi Arabia)	3/24/14	0.00001	3,174	117,637

Guaranty Trust Bank PLC 144A (Nigeria)	9/19/14	0.00	683,224	116,148

Saudi Basic Industries Corp. 144A (Saudi Arabia)	3/24/14	0.00001	4,543	135,064

Saudi Industrial Investment Group 144A (Saudi Arabia)	10/28/15	0.00	13,305	114,943

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	49,174	—

Zenith Bank PLC 144A (Nigeria)	9/19/14	0.00	854,890	146,186

Total warrants (cost $768,985)				$842,914

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			7,578	$154,994

United Technologies Corp. $3.75 cv. pfd.			2,600	170,222

Total convertible preferred stocks (cost $268,507)				$325,216

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$50,000	$51,552
4.071s, 1/1/14			150,000	150,000

Total municipal bonds and notes (cost $200,000)				$201,552

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$170,625

Total convertible bonds and notes (cost $135,266)				$170,625

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jan-14/$40.00		$85,268	$14,809

iShares MSCI Emerging Markets Index (Put)	May-14/38.00		76,741	69,069

MSCI Qatar Net TR USD (Call)	May-14/1,479.36		2,300	12,558

Total purchased options outstanding (cost $243,236)				$96,436

SHORT-TERM INVESTMENTS (25.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.14%(d)			3,571,426	$3,571,426

Putnam Money Market Liquidity Fund 0.04%(AFF)			169,670,116	169,670,116

Putnam Short Term Investment Fund 0.08%(AFF)			237,224,630	237,224,630

U.S. Treasury Bills with an effective yield of 0.09%, February 6, 2014(SEG)(SEGSF)(SEGCCS)			$15,000,000	14,998,260

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014(SEG)(SEGCCS)			3,508,000	3,507,841

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, October 16, 2014(SEG)(SEGSF)(SEGCCS)			2,822,000	2,820,368

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.10%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			15,483,000	15,476,046

Total short-term investments (cost $447,266,359)				$447,268,687

TOTAL INVESTMENTS

Total investments (cost $1,664,505,709)(b)				$1,879,650,922

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $344,596,836) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$2,036,876	$2,165,305	$(128,429)
	Brazilian Real	Sell	1/3/14	2,036,876	2,056,425	19,549
	Canadian Dollar	Sell	1/16/14	2,981,072	3,092,427	111,355
	Chilean Peso	Buy	1/16/14	4,499,165	4,678,086	(178,921)
	Chilean Peso	Sell	1/16/14	4,499,165	4,522,769	23,604
	Singapore Dollar	Sell	2/19/14	530,613	543,317	12,704
	Swiss Franc	Sell	3/19/14	1,746,787	1,719,937	(26,850)
Barclays Bank PLC
	Australian Dollar	Sell	1/16/14	1,715,140	1,651,306	(63,834)
	Brazilian Real	Buy	1/3/14	4,878,330	5,175,523	(297,193)
	Brazilian Real	Sell	1/3/14	4,878,330	4,953,575	75,245
	British Pound	Sell	3/19/14	7,021,794	6,937,917	(83,877)
	Canadian Dollar	Sell	1/16/14	3,540,547	3,536,178	(4,369)
	Euro	Sell	3/19/14	12,463,978	12,284,363	(179,615)
	Hong Kong Dollar	Sell	2/19/14	1,856,349	1,857,087	738
	Japanese Yen	Sell	2/19/14	3,264,312	3,435,241	170,929
	Mexican Peso	Buy	1/16/14	1,066,324	1,016,523	49,801
	Polish Zloty	Buy	3/19/14	793,828	772,632	21,196
	Singapore Dollar	Sell	2/19/14	1,637,245	1,680,564	43,319
	Swedish Krona	Buy	3/19/14	102,389	100,858	1,531
	Swiss Franc	Sell	3/19/14	5,530,988	5,445,190	(85,798)
	Turkish Lira	Buy	3/19/14	925,965	965,349	(39,384)
Citibank, N.A.
	Brazilian Real	Buy	1/3/14	4,992,307	5,278,617	(286,310)
	Brazilian Real	Sell	1/3/14	4,992,307	5,031,599	39,292
	Canadian Dollar	Buy	1/16/14	1,705,621	1,710,723	(5,102)
	Canadian Dollar	Sell	1/16/14	1,705,621	1,731,769	26,148
	Danish Krone	Sell	3/19/14	1,898,101	1,869,869	(28,232)
	Euro	Buy	3/19/14	1,746,137	1,746,811	(674)
	Japanese Yen	Sell	2/19/14	1,707,460	1,738,739	31,279
	New Taiwan Dollar	Buy	2/19/14	3,288,105	3,329,268	(41,163)
	New Taiwan Dollar	Sell	2/19/14	3,288,105	3,338,838	50,733
	New Zealand Dollar	Buy	1/16/14	1,738,809	1,716,993	21,816
	New Zealand Dollar	Sell	1/16/14	1,738,809	1,715,702	(23,107)
	Swiss Franc	Sell	3/19/14	3,441,304	3,388,146	(53,158)
Credit Suisse International
	British Pound	Sell	3/19/14	4,945,014	4,863,269	(81,745)
	Canadian Dollar	Sell	1/16/14	1,637,862	1,682,001	44,139
	Euro	Buy	3/19/14	1,667,724	1,635,999	31,725
	Indian Rupee	Buy	2/19/14	1,042,934	1,041,715	1,219
	Japanese Yen	Sell	2/19/14	7,407,395	7,959,401	552,006
	Mexican Peso	Buy	1/16/14	878,415	849,612	28,803
	New Zealand Dollar	Sell	1/16/14	513,967	454,091	(59,876)
	Norwegian Krone	Sell	3/19/14	91,297	73,076	(18,221)
	Singapore Dollar	Sell	2/19/14	1,270,745	1,296,729	25,984
	South Korean Won	Buy	2/19/14	365,654	366,148	(494)
	Swedish Krona	Sell	3/19/14	1,769,815	1,726,118	(43,697)
	Swiss Franc	Sell	3/19/14	8,468,099	8,336,361	(131,738)
Deutsche Bank AG
	Australian Dollar	Sell	1/16/14	1,045,588	960,352	(85,236)
	Canadian Dollar	Sell	1/16/14	1,754,933	1,724,806	(30,127)
	Euro	Sell	3/19/14	9,004,169	8,862,118	(142,051)
	Japanese Yen	Sell	2/19/14	865,809	840,441	(25,368)
	Polish Zloty	Buy	3/19/14	1,387,271	1,350,157	37,114
	Swiss Franc	Sell	3/19/14	5,291,510	5,236,715	(54,795)
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	1,375,948	1,436,989	(61,041)
	British Pound	Buy	3/19/14	25,819	29,717	(3,898)
	Canadian Dollar	Sell	1/16/14	1,766,603	1,753,720	(12,883)
	Chilean Peso	Buy	1/16/14	4,242,075	4,409,858	(167,783)
	Chilean Peso	Sell	1/16/14	4,242,075	4,262,546	20,471
	Euro	Buy	3/19/14	1,791,397	1,764,481	26,916
	Japanese Yen	Sell	2/19/14	8,960,694	9,533,584	572,890
HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/16/14	1,755,028	1,734,737	(20,291)
	Euro	Sell	3/19/14	65,207	57,167	(8,040)
	Japanese Yen	Sell	2/19/14	5,490,644	5,879,354	388,710
	New Taiwan Dollar	Buy	2/19/14	3,224,515	3,264,303	(39,788)
	New Taiwan Dollar	Sell	2/19/14	3,224,515	3,273,741	49,226
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/16/14	1,732,269	1,750,075	17,806
	Brazilian Real	Buy	1/3/14	5,001,378	5,285,104	(283,726)
	Brazilian Real	Sell	1/3/14	5,001,378	5,061,581	60,203
	British Pound	Sell	3/19/14	650,112	654,518	4,406
	Canadian Dollar	Sell	1/16/14	1,775,261	1,790,145	14,884
	Euro	Sell	3/19/14	5,457,692	5,362,135	(95,557)
	Mexican Peso	Buy	1/16/14	924,720	893,780	30,940
	New Taiwan Dollar	Buy	2/19/14	5,519,964	5,576,706	(56,742)
	New Taiwan Dollar	Sell	2/19/14	5,519,964	5,612,184	92,220
	New Zealand Dollar	Buy	1/16/14	1,661,805	1,713,528	(51,723)
	New Zealand Dollar	Sell	1/16/14	1,661,805	1,653,450	(8,355)
	Singapore Dollar	Sell	2/19/14	2,510,901	2,559,252	48,351
	South Korean Won	Buy	2/19/14	2,310,131	2,298,693	11,438
	Swedish Krona	Buy	3/19/14	288,502	284,262	4,240
	Swiss Franc	Sell	3/19/14	1,783,466	1,782,593	(873)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	3,186,457	3,348,811	(162,354)
	Australian Dollar	Sell	1/16/14	3,186,457	3,387,838	201,381
	Brazilian Real	Buy	1/3/14	4,280,894	4,550,962	(270,068)
	Brazilian Real	Sell	1/3/14	4,280,894	4,348,236	67,342
	Canadian Dollar	Sell	1/16/14	1,765,097	1,791,451	26,354
	Euro	Buy	3/19/14	1,734,857	1,731,402	3,455
	Japanese Yen	Sell	2/19/14	3,350,079	3,479,660	129,581
	Mexican Peso	Buy	1/16/14	1,663,421	1,642,727	20,694
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/16/14	453,208	469,011	15,803
	Brazilian Real	Buy	1/3/14	4,249,910	4,523,486	(273,576)
	Brazilian Real	Sell	1/3/14	4,249,910	4,318,947	69,037
	British Pound	Buy	3/19/14	1,774,896	1,755,379	19,517
	Canadian Dollar	Sell	1/16/14	1,747,311	1,728,835	(18,476)
	Euro	Buy	3/19/14	2,622,851	2,545,261	77,590
	Japanese Yen	Sell	2/19/14	1,080,982	1,157,675	76,693
	Mexican Peso	Buy	1/16/14	1,305,165	1,262,244	42,921
	New Taiwan Dollar	Buy	2/19/14	5,519,968	5,579,973	(60,005)
	New Taiwan Dollar	Sell	2/19/14	5,519,968	5,604,912	84,944
	New Zealand Dollar	Buy	1/16/14	1,661,805	1,701,092	(39,287)
	New Zealand Dollar	Sell	1/16/14	1,661,805	1,652,649	(9,156)
	Norwegian Krone	Buy	3/19/14	997,724	991,051	6,673
	Polish Zloty	Buy	3/19/14	1,362,561	1,325,853	36,708
	Singapore Dollar	Sell	2/19/14	1,485,177	1,518,410	33,233
	South Korean Won	Buy	2/19/14	2,917,049	2,904,292	12,757
	Swedish Krona	Buy	3/19/14	207,044	203,893	3,151
	Swiss Franc	Sell	3/19/14	870,758	857,269	(13,489)
UBS AG
	Australian Dollar	Sell	1/16/14	4,752,164	4,903,975	151,811
	British Pound	Sell	3/19/14	7,439,037	7,326,782	(112,255)
	Canadian Dollar	Sell	1/16/14	3,875,102	3,912,459	37,357
	Euro	Sell	3/19/14	11,216,658	11,088,284	(128,374)
	Japanese Yen	Sell	2/19/14	1,038,970	1,050,575	11,605
	Mexican Peso	Buy	1/16/14	732,680	673,865	58,815
	New Zealand Dollar	Buy	1/16/14	1,661,887	1,701,253	(39,366)
	New Zealand Dollar	Sell	1/16/14	1,661,887	1,639,009	(22,878)
	Norwegian Krone	Buy	3/19/14	2,020,256	2,006,997	13,259
	Singapore Dollar	Sell	2/19/14	1,260,522	1,293,362	32,840
	Swedish Krona	Sell	3/19/14	1,570,426	1,547,221	(23,205)
	Swiss Franc	Sell	3/19/14	2,620,125	2,579,053	(41,072)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	836,203	908,507	(72,304)
	Canadian Dollar	Sell	1/16/14	1,737,524	1,738,754	1,230
	Euro	Buy	3/19/14	1,771,587	1,758,787	12,800
	Japanese Yen	Sell	2/19/14	5,554,645	5,961,676	407,031

Total						$121,583

FUTURES CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	168	$17,200,320	Mar-14	$137,417
Euro STOXX 50 Index (Short)	699	29,886,959	Mar-14	(1,819,855)
FTSE 100 Index (Short)	46	$5,101,733	Mar-14	(226,750)
MSCI EAFE Index Mini (Long)	223	21,383,470	Mar-14	1,162,499
OMXS 30 Index (Short)	73	1,515,194	Jan-14	(89,039)
Russell 2000 Index Mini (Short)	125	14,517,500	Mar-14	(790,118)
S&P 500 Index (Long)	23	10,586,325	Mar-14	382,289
S&P 500 Index E-Mini (Long)	3,182	292,919,010	Mar-14	10,573,786
S&P 500 Index E-Mini (Short)	237	21,817,035	Mar-14	(788,499)
S&P Mid Cap 400 Index E-Mini (Long)	484	64,826,960	Mar-14	2,780,576
SGX MSCI Singapore Index (Short)	12	694,544	Jan-14	(2,535)
SPI 200 Index (Long)	430	51,045,765	Mar-14	2,004,396
SPI 200 Index (Short)	16	1,899,377	Mar-14	(82,211)
Tokyo Price Index (Short)	44	5,442,028	Mar-14	(190,293)
U.K. Gilt 10 yr (Long)	201	35,468,063	Mar-14	(769,407)
U.S. Treasury Bond 30 yr (Long)	54	6,928,875	Mar-14	(115,696)
U.S. Treasury Bond Ultra 30 yr (Long)	32	4,360,000	Mar-14	(64,506)
U.S. Treasury Note 2 yr (Long)	107	23,519,938	Mar-14	(47,984)
U.S. Treasury Note 2 yr (Short)	162	35,609,625	Mar-14	42,723
U.S. Treasury Note 5 yr (Long)	233	27,799,813	Mar-14	(352,474)
U.S. Treasury Note 5 yr (Short)	395	47,128,438	Mar-14	604,093
U.S. Treasury Note 10 yr (Long)	95	11,689,453	Mar-14	(225,009)
U.S. Treasury Note 10 yr (Short)	422	51,925,781	Mar-14	987,495

Total				$13,110,898

WRITTEN OPTIONS OUTSTANDING at 12/31/13 (premiums $94,723) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets Index (ETF) (Put)	Jan-14/$36.00	$85,268	$3,670
iShares MSCI Emerging Markets Index (Put)	May-14/35.00	76,741	34,064
MSCI Qatar Net TR USD (Call)	May-14/1,586.95	2,300	1,066

Total			$38,800

TBA SALE COMMITMENTS OUTSTANDING at 12/31/13 (proceeds receivable $1,008,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2044	$1,000,000	1/13/14	$994,219

Total			$994,219

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

		Upfront		Payments	Payments
Swap counterparty/		premium	Termination	made by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	fund per annum	depreciation

Barclays Bank PLC
GBP	2,287,000	$—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	$(156,611)
Goldman Sachs International
GBP	2,287,000	—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(116,821)

Total		$—	$(273,432)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$36,759,500	(E)	$195,226	3/19/19	3 month USD-LIBOR-BBA	2.00%	$141,804
	48,441,200	(E)	113,081	3/19/16	3 month USD-LIBOR-BBA	0.75%	37,548
	4,646,700	(E)	30,562	3/19/44	3 month USD-LIBOR-BBA	3.75%	(23,679)
	30,476,100	(E)	443,292	3/19/24	3 month USD-LIBOR-BBA	3.25%	289,204

	Total		$782,161	$444,877
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$86,644	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$262
	4,385,903	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,011
	112,323	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	410
	4,786	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	31
	31,390	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	60
	74,743	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	143
	584,503	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,228)
	1,435,601	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,743
	717,065	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,370
	125,596	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	240
	407,845	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	779
	295,559	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	565
	549,068	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,311)
	92,495	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(543)
	83,319	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(481)
	41,603	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(240)
	41,603	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(240)
	83,655	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(483)
	217,099	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,252)
	83,655	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(483)
	68,666	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	131
	60,327	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(144)
	166,861	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(963)
	455,155	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,889)
Citibank, N.A.
	796,030	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,521
baskets	642	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	1,883,008
units	14,034	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(1,717,310)
Credit Suisse International
	$3,025,842	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	735
	804,098	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,935)
	804,098	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,935)
Goldman Sachs International
	194,227	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,552
	31,722	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	207
	103,164	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	377
	214,518	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	649
	214,518	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	649
	2,406,028	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,783
	751,070	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,742
	301,561	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,547
	61,705	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	225
	1,100,528	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,535
	47,082	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(112)
	56,543	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(135)
	1,067,305	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,548)
	480,145	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,753
JPMorgan Chase Bank N.A.
	278,977	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,356
	143,176	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(523)

Total		$—	$195,629

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.

CMBX NA BBB- Index
		BBB-/P	$1,367	$20,000	5/11/63	300 bp	$1,049

CMBX NA BBB- Index
		BBB-/P	2,591	43,000	5/11/63	300 bp	1,907

CMBX NA BBB- Index
		BBB-/P	5,309	86,000	5/11/63	300 bp	3,940

CMBX NA BBB- Index
		BBB-/P	5,073	89,000	5/11/63	300 bp	3,656
	Barclays Bank PLC

CMBX NA BBB- Index
		BBB-/P	8,980	81,000	5/11/63	300 bp	7,690
	Credit Suisse International

CMBX NA BBB- Index
		BBB-/P	132	17,000	5/11/63	300 bp	(139)

CMBX NA BBB- Index
		BBB-/P	4,776	60,000	5/11/63	300 bp	3,821

CMBX NA BBB- Index
		BBB-/P	813	70,000	5/11/63	300 bp	(301)

CMBX NA BBB- Index
		BBB-/P	8,474	75,000	5/11/63	300 bp	7,280

CMBX NA BBB- Index
		BBB-/P	5,962	77,000	5/11/63	300 bp	4,736

CMBX NA BBB- Index
		BBB-/P	5,065	77,000	5/11/63	300 bp	3,840

CMBX NA BBB- Index
		BBB-/P	6,224	78,000	5/11/63	300 bp	4,982

CMBX NA BBB- Index
		BBB-/P	2,373	78,000	5/11/63	300 bp	1,132

CMBX NA BBB- Index
		BBB-/P	1,198	78,000	5/11/63	300 bp	(43)

CMBX NA BBB- Index
		BBB-/P	1,374	78,000	5/11/63	300 bp	133

CMBX NA BBB- Index
		BBB-/P	6,338	87,000	5/11/63	300 bp	4,953
	vCMBX NA BBB- Index	BBB-/P	9,656	126,000	5/11/63	300 bp	7,651

CMBX NA BBB- Index
		BBB-/P	6,320	154,000	5/11/63	300 bp	3,868

CMBX NA BBB- Index
		BBB-/P	7,753	80,000	5/11/63	300 bp	6,479

CMBX NA BBB- Index
		BBB-/P	13,000	122,000	5/11/63	300 bp	11,060

CMBX NA BBB- Index
		BBB-/P	4,020	84,000	5/11/63	300 bp	2,683

CMBX NA BBB- Index
		BBB-/P	4,579	106,000	5/11/63	300 bp	2,892
	JPMorgan Chase Bank N.A.

EM Series 19 Index
		BB+/P	(66,400)	800,000	6/20/18	500 bp	5,741

	Total		$44,977	$89,010

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	Putnam Dynamic Asset Allocation Growth Fund

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received
			received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

NA IG Series 21 Index
		BBB+/P	$(43,537)	$4,110,000	12/20/18	100 bp	$31,896

NA IG Series 21 Index
		BBB+/P	(13,704)	1,265,000	12/20/18	100 bp	9,513

NA HY Series 21 Index
		B+/P	(1,327,946)	30,120,000	12/20/18	500 bp	1,282,153

NA IG Series 21 Index
		BBB+/P	(52,619)	4,900,000	12/20/18	100 bp	37,312

NA HY Series 21 Index
		B+/P	(1,824,747)	42,909,000	12/20/18	500 bp	1,893,603

NA IG Series 21 Index
		BBB+/P	(38,525)	3,630,000	12/20/18	100 bp	28,098

NA IG Series 21 Index
		BBB+/P	(109,625)	9,975,000	12/20/18	100 bp	73,449

NA IG Series 21 Index
		BBB+/P	(21,519)	1,700,000	12/20/18	100 bp	9,682

NA HY Series 21 Index
		B+/P	(430,703)	6,206,000	12/20/18	500 bp	107,089

NA IG Series 21 Index
		BBB+/P	(16,076)	1,640,000	12/20/18	100 bp	14,023

NA IG Series 21 Index
		BBB+/P	(16,948)	1,200,000	12/20/18	100 bp	5,076

	Total		$(3,895,949)	$3,491,894

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,791,581,944.
(b)	The aggregate identified cost on a tax basis is $1,668,621,720, resulting in gross unrealized appreciation and depreciation of $232,882,957 and $21,853,755, respectively, or net unrealized appreciation of $211,029,202.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $111,662, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$192,561,737	$2,108,379	$25,000,000	$32,741	$169,670,116
	Putnam Short Term Investment Fund *	194,542,261	99,371,208	56,688,839	40,281	237,224,630
	Totals	$387,103,998	$101,479,587	$81,688,839	$73,022	$406,894,746
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,480,144.
The fund received cash collateral of $3,571,426, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 1,800 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
At the close of the reporting period, the fund maintained liquid assets totaling $330,117,200 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $694,083 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,265,055 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,211,390.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$46,803,135	$21,235,374	$—
Capital goods	48,911,020	18,536,156	—
Communication services	33,617,099	12,975,890	—
Conglomerates	15,711,974	4,514,559	—
Consumer cyclicals	112,406,860	39,557,099	—
Consumer staples	56,872,057	26,037,992	116,305
Energy	73,613,703	18,056,839	—
Financials	139,545,943	68,330,246	—
Health care	102,035,574	23,753,660	—
Technology	151,025,257	22,561,727	—
Transportation	17,135,204	6,107,767	—
Utilities and power	20,064,008	12,019,405	—
Total common stocks	817,741,834	273,686,714	116,305
Convertible bonds and notes	—	170,625	—
Convertible preferred stocks	170,222	154,994	—
Corporate bonds and notes	—	181,881,725	—
Foreign government and agency bonds and notes	—	8,811,782
Investment companies	12,667,194	—	—
Mortgage-backed securities	—	47,891,291	—
Municipal bonds and notes	—	201,552	—
Preferred stocks	235,312	939,485	—
Purchased options outstanding	—	96,436	—
Senior loans	—	2,949,934	—
U.S. government and agency mortgage obligations	—	83,471,110	—
U.S. treasury obligations	—	352,806	—
Warrants	—	842,914	—
Short-term investments	406,894,746	40,373,941	—

Totals by level	$1,237,709,308	$641,825,309	$116,305

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$121,583	$—
Futures contracts	13,110,898	—	—
Written options outstanding	—	(38,800)	—
TBA sale commitments	—	(994,219)	—
Interest rate swap contracts	—	(610,716)	—
Total return swap contracts	—	195,629	—
Credit default contracts	—	7,431,876	—

Totals by level	$13,110,898	$6,105,353	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$7,459,984	$28,108
Foreign exchange contracts	4,417,512	4,295,929
Equity contracts	19,725,904	5,745,410
Interest rate contracts	1,823,104	2,207,237

Total	$33,426,504	$12,276,684

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$120,000
Written equity option contracts (contract amount)	$120,000
Futures contracts (number of contracts)	7,000
Forward currency contracts (contract amount)	$623,600,000
OTC interest rate swap contracts (notional)	$7,500,000
Centrally cleared interest rate swap contracts (notional)	$122,100,000
OTC total return swap contracts (notional)	$181,000,000
OTC credit default swap contracts (notional)	$22,500,000
Centrally cleared credit defult rate swap contracts (notional)	$86,700,000
Warrants (number of warrants)	3,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014